UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08257

STATE STREET INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Managing Director and Managing Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Item 1. Shareholder Report.

Semi-Annual Report

March 31, 2019

State Street Institutional Funds

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund by calling 800-242-0134.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 800-242-0134. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

State Street Institutional Funds

Semi-Annual Report

March 31, 2019

This report has been prepared for shareholders and may be distributed to others only if accompanied with a current prospectus and/or summary prospectus.

State Street Institutional Funds

Notes to Performance — March 31, 2019 (Unaudited)

Total return performance shown in this report for the State Street Institutional Funds (the “Trust”) and each of its series portfolios (each, a “Fund” and collectively, the “Funds”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods of less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Institutional Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) for investment advisory and administrative services.

Notes to Performance	1

State Street Institutional U.S. Equity Fund

Understanding Your Fund’s Expenses — March 31, 2019 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the beginning of the period October 1, 2018	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2019	$984.10	$1,023.00
Expenses paid during the period*	$1.88	$1.92

Service Class
Actual Fund Return
Account value at the beginning of the period October 1, 2018	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2019	$983.60	$1,021.80
Expenses paid during the period*	$3.12	$3.18

*

Expenses are equal to the Fund’s annualized expense ratio of 0.38% for Investment Class shares and 0.63% for Service Class shares (for the period October 1, 2018-March 31, 2019), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Fund Information — March 31, 2019 (Unaudited)

Sector Allocation as of March 31, 2019

Portfolio Composition as a % of Fair Value of $414,840 (in thousands) as of March 31, 2019 (a)(b)

Top Ten Largest Holdings

as of March 31, 2019 (as a % of Fair Value) (a)(b)

Microsoft Corp.	4.81%

Amazon.com Inc.	3.85%

Visa Inc., Class A	3.54%

Apple Inc.	3.34%

JPMorgan Chase & Co.	2.82%

Alphabet Inc., Class A	2.71%

Merck & Company Inc.	2.42%

UnitedHealth Group Inc.	2.41%

PepsiCo Inc.	2.14%

Gilead Sciences Inc.	2.05%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Institutional U.S. Equity Fund	3

State Street Institutional U.S. Equity Fund

Schedule of Investments — March 31, 2019 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 98.0%†
Aerospace & Defense - 1.5%
General Dynamics Corp.	5,094	862,312
Hexcel Corp.	16,397	1,134,017
Raytheon Co.	11,920	2,170,394
The Boeing Co.	5,751	2,193,546

		6,360,269

Air Freight & Logistics - 0.4%
FedEx Corp.	3,008	545,681
United Parcel Service Inc., Class B	10,987	1,227,688

		1,773,369

Airlines - 0.2%
Alaska Air Group Inc.	10,520	590,383
JetBlue Airways Corp. (a)	15,634	255,772

		846,155

Application Software - 1.6%
Adobe Inc. (a)	5,878	1,566,428
Intuit Inc.	4,147	1,084,067
salesforce.com Inc. (a)	25,101	3,975,246

		6,625,741

Auto Parts & Equipment - 0.3%
Aptiv PLC	16,233	1,290,361

Automotive Retail - 0.5%
AutoZone Inc. (a)	1,923	1,969,383

Biotechnology - 3.7%
Alexion Pharmaceuticals Inc. (a)	16,030	2,166,936
BioMarin Pharmaceutical Inc. (a)	17,052	1,514,729
Gilead Sciences Inc.	130,727	8,498,562
Vertex Pharmaceuticals Inc. (a)	16,475	3,030,576

		15,210,803

Building Products - 0.2%
Allegion PLC	7,559	685,677

Cable & Satellite - 2.1%
Charter Communications Inc., Class A (a)	16,892	5,860,004
Comcast Corp., Class A	74,928	2,995,621

		8,855,625

Communications Equipment - 0.7%
Cisco Systems Inc.	56,451	3,047,790

	Number of Shares	Fair Value $

Construction Materials - 0.1%
Vulcan Materials Co.	2,527	299,197

Consumer Finance - 0.2%
American Express Co.	9,016	985,449

Data Processing & Outsourced Services - 4.2%
Mastercard Inc., Class A	11,930	2,808,918
Visa Inc., Class A	93,967	14,676,706

		17,485,624

Diversified Banks - 2.8%
JPMorgan Chase & Co.	115,716	11,713,931

Diversified Chemicals - 0.5%
DowDuPont Inc.	40,522	2,160,228

Electric Utilities - 1.4%
American Electric Power Company Inc.	13,651	1,143,271
Duke Energy Corp.	3,873	348,570
Edison International	7,141	442,171
Exelon Corp.	31,669	1,587,567
NextEra Energy Inc.	12,470	2,410,700

		5,932,279

Electrical Components & Equipment - 0.5%
Emerson Electric Co.	28,043	1,920,104

Electronic Components - 1.3%
Corning Inc.	160,964	5,327,908

Environmental & Facilities Services - 0.4%
Republic Services Inc.	5,513	443,135
Waste Management Inc.	11,547	1,199,849

		1,642,984

Fertilizers & Agricultural Chemicals - 0.1%
The Mosaic Co.	14,184	387,365

Financial Exchanges & Data - 3.0%
CME Group Inc.	28,239	4,647,575
MSCI Inc.	8,295	1,649,378
S&P Global Inc.	27,982	5,891,610

		12,188,563

Footwear - 0.7%
NIKE Inc., Class B	34,223	2,881,919

General Merchandise Stores - 0.4%
Dollar Tree Inc. (a)	14,694	1,543,458

See Notes to Schedules of Investments and Notes to Financial Statements.

4	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Number of Shares	Fair Value $

Gold - 0.1%
Newmont Mining Corp.	9,696	346,826

Healthcare Equipment - 1.6%
Becton Dickinson and Co.	7,114	1,776,579
Boston Scientific Corp. (a)	71,727	2,752,882
Medtronic PLC	21,837	1,988,914

		6,518,375

Healthcare Services - 1.2%
Cigna Corp.	15,967	2,567,813
DaVita Inc. (a)	21,451	1,164,575
Quest Diagnostics Inc.	15,370	1,382,070

		5,114,458

Home Improvement Retail - 0.5%
The Home Depot Inc.	11,234	2,155,692

Hotels, Resorts & Cruise Lines - 0.3%
Marriott International Inc., Class A	9,119	1,140,696

Household Products - 1.0%
The Procter & Gamble Co.	38,920	4,049,626

Hypermarkets & Super Centers - 0.3%
Walmart Inc.	12,717	1,240,289

Industrial Conglomerates - 1.3%
Honeywell International Inc.	20,013	3,180,466
Roper Technologies Inc.	6,290	2,150,991

		5,331,457

Industrial Gases - 0.5%
Air Products & Chemicals Inc.	8,872	1,694,197
Linde PLC	3,186	560,513

		2,254,710

Industrial Machinery - 2.6%
Ingersoll-Rand PLC	50,278	5,427,510
Xylem Inc.	67,353	5,323,581

		10,751,091

Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	14,008	1,315,351

Integrated Oil & Gas - 2.4%
Chevron Corp.	48,867	6,019,437
Exxon Mobil Corp.	48,643	3,930,354

		9,949,791

	Number of Shares	Fair Value $

Integrated Telecommunication Services - 0.7%
AT&T Inc.	26,642	835,493
Verizon Communications Inc.	34,251	2,025,262

		2,860,755

Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	11,133	506,886
Electronic Arts Inc. (a)	5,613	570,449

		1,077,335

Interactive Media & Services - 5.8%
Alphabet Inc., Class A (a)	9,558	11,248,715
Alphabet Inc., Class C (a)	5,034	5,906,442
Facebook Inc., Class A (a)	40,952	6,826,289

		23,981,446

Internet & Direct Marketing Retail - 4.6%
Amazon.com Inc. (a)	8,961	15,957,301
Booking Holdings Inc. (a)	1,778	3,102,450

		19,059,751

Investment Banking & Brokerage - 0.9%
The Charles Schwab Corp.	89,320	3,819,323

IT Consulting & Other Services - 0.7%
Accenture PLC, Class A	7,636	1,344,089
International Business Machines Corp.	10,877	1,534,744

		2,878,833

Life & Health Insurance - 0.3%
Prudential Financial Inc.	12,030	1,105,316

Life Sciences Tools & Services - 0.9%
Illumina Inc. (a)	5,813	1,806,041
IQVIA Holdings Inc. (a)	8,454	1,216,108
Thermo Fisher Scientific Inc.	1,895	518,699

		3,540,848

Managed Healthcare - 2.8%
Humana Inc.	6,345	1,687,770
UnitedHealth Group Inc.	40,364	9,980,403

		11,668,173

Movies & Entertainment - 2.3%
Netflix Inc. (a)	6,757	2,409,276
The Walt Disney Co.	63,354	7,034,195

		9,443,471

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional U.S. Equity Fund	5

State Street Institutional U.S. Equity Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Number of Shares	Fair Value $

Multi-Line Insurance - 0.3%
American International Group Inc.	11,536	496,740
The Hartford Financial Services Group Inc.	13,541	673,259

		1,169,999

Multi-Sector Holdings - 1.1%
Berkshire Hathaway Inc., Class B (a)	22,742	4,568,640

Multi-Utilities - 1.2%
CMS Energy Corp.	8,547	474,700
Dominion Energy Inc.	10,739	823,252
Sempra Energy	27,656	3,480,784

		4,778,736

Oil & Gas Equipment & Services - 1.2%
Schlumberger Ltd.	117,271	5,109,497

Oil & Gas Exploration & Production - 1.3%
Concho Resources Inc.	6,063	672,751
ConocoPhillips	20,270	1,352,820
Diamondback Energy Inc.	31,189	3,166,619
EOG Resources Inc.	3,851	366,538

		5,558,728

Oil & Gas Refining & Marketing - 0.2%
Marathon Petroleum Corp.	16,178	968,253

Packaged Foods & Meats - 1.7%
Mondelez International Inc., Class A	144,032	7,190,077

Personal Products - 0.7%
Estee Lauder Cos., Inc. Class A	16,391	2,713,530

Pharmaceuticals - 5.2%
Allergan PLC	53,742	7,868,367
Elanco Animal Health Inc. (a)	33,384	1,070,625
Merck & Company Inc.	120,901	10,055,336
Mylan N.V. (a)	89,030	2,523,110

		21,517,438

Property & Casualty Insurance - 0.4%
Chubb Ltd.	11,289	1,581,363

Railroads - 0.6%
Union Pacific Corp.	14,890	2,489,608

Regional Banks - 2.5%
Comerica Inc.	13,694	1,004,044
First Republic Bank	64,607	6,490,419

	Number of Shares	Fair Value $

Regions Financial Corp.	73,699	1,042,841
SVB Financial Group (a)	7,785	1,731,073

		10,268,377

Restaurants - 1.0%
McDonald’s Corp.	21,698	4,120,450

Semiconductor Equipment - 2.2%
Applied Materials Inc.	183,815	7,290,103
ASML Holding N.V.	9,827	1,847,967

		9,138,070

Semiconductors - 2.7%
Broadcom Inc.	19,555	5,880,384
Intel Corp.	43,343	2,327,519
NVIDIA Corp.	10,308	1,850,904
Texas Instruments Inc.	11,968	1,269,446

		11,328,253

Soft Drinks - 2.1%
PepsiCo Inc.	72,279	8,857,791

Specialized REITs - 2.7%
American Tower Corp.	16,542	3,259,767
Equinix Inc.	11,282	5,112,551
Extra Space Storage Inc.	27,686	2,821,480

		11,193,798

Specialty Chemicals - 0.4%
Albemarle Corp. (j)	6,265	513,605
PPG Industries Inc.	9,421	1,063,348

		1,576,953

Specialty Stores - 0.3%
Ulta Salon Cosmetics & Fragrance Inc. (a)	3,873	1,350,631

Steel - 0.0%*
Steel Dynamics Inc.	5,136	181,147

Systems Software - 6.2%
Microsoft Corp.	169,100	19,943,654
Oracle Corp.	49,824	2,676,047
Proofpoint Inc. (a)	7,718	937,197
Red Hat Inc. (a)	4,187	764,965
ServiceNow Inc. (a)	5,731	1,412,634

		25,734,497

Technology Hardware, Storage & Peripherals - 3.4%
Apple Inc.	72,963	13,859,322

See Notes to Schedules of Investments and Notes to Financial Statements.

6	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Number of Shares	Fair Value $

Tobacco - 0.6%
Philip Morris International Inc.	27,164	2,401,026

Trading Companies & Distributors - 1.3%
United Rentals Inc. (a)	47,870	5,469,148

Trucking - 0.3%
Lyft Inc., Class A	14,542	1,138,493

Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	11,673	806,604

Total Common Stock (Cost $328,108,003)		405,808,224

	Number of Shares	Fair Value $

Short-Term Investments - 2.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.43% (Cost $9,031,390) (d)(e)	9,031,390	9,031,390

Total Investments (Cost $337,139,393)		414,839,614

Liabilities in Excess of Other Assets, net - (0.2)%		(976,214)

NET ASSETS - 100.0%		413,863,400

Other Information:

The Fund had the following long futures contracts open at March 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

S&P 500 Emini Index Futures	June 2019	1	$142,465	$141,890	$(575)

During the period ended March 31, 2019, average notional value related to long and short futures contracts was $1,243,275 or 0.3% of net assets and $1,302,719 or 0.3% of net assets, respectively.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019.

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional U.S. Equity Fund	Investments in Securities

	Common Stock	$405,808,224	$—	$—	$405,808,224

	Short-Term Investments	9,031,390	—	—	9,031,390

	Total Investments in Securities	$414,839,614	$—	$—	$414,839,614

	Other Financial Instruments

	Long Futures Contracts — Unrealized Depreciation	$(575)	$—	$—	$(575)

Affiliate Table

	Number of Shares Held at 9/30/18	Value At 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	21,393,075	$21,393,075	$29,380,420	$41,742,105	$—	$—	9,031,390	$9,031,390	$114,491

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional U.S. Equity Fund	7

State Street Institutional Premier Growth Equity Fund

Understanding Your Fund’s Expenses — March 31, 2019 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the beginning of the period October 1, 2018	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2019	$979.60	$1,023.00
Expenses paid during the period*	$1.88	$1.92

Service Class
Actual Fund Return
Account value at the beginning of the period October 1, 2018	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2019	$977.70	$1,021.80
Expenses paid during the period*	$3.11	$3.18

*

Expenses are equal to the Fund’s annualized expense ratio of 0.38% for Investment Class shares and 0.63% for Service Class shares (for the period October 1, 2018-March 31, 2019), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

8	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund

Fund Information — March 31, 2019 (Unaudited)

Sector Allocation as of March 31, 2019

Portfolio Composition as a % of Fair Value of $361,449 (in thousands) as of March 31, 2019 (a)(b)

Top Ten Largest Holdings

as of March 31, 2019 (as a % of Fair Value) (a)(b)

Microsoft Corp.	8.00%

Apple Inc.	5.95%

Alphabet Inc., Class C	5.11%

Amazon.com Inc.	5.08%

Visa Inc., Class A	4.85%

salesforce.com Inc.	3.28%

PepsiCo Inc.	3.23%

Charter Communications Inc., Class A	3.22%

Applied Materials Inc.	3.21%

UnitedHealth Group Inc.	3.18%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Institutional Premier Growth Equity Fund	9

State Street Institutional Premier Growth Equity Fund

Schedule of Investments — March 31, 2019 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 96.7%†
Application Software - 3.3%
salesforce.com Inc. (a)	74,929	11,866,506

Biotechnology - 5.7%
Alexion Pharmaceuticals Inc. (a)	84,035	11,359,851
Vertex Pharmaceuticals Inc. (a)	50,433	9,277,151

		20,637,002

Cable & Satellite - 4.6%
Charter Communications Inc., Class A (a)	33,514	11,626,342
Liberty Global PLC, Class C (a)	206,796	5,006,531

		16,632,873

Data Processing & Outsourced Services - 6.1%
Mastercard Inc., Class A (j)	18,184	4,281,423
Visa Inc., Class A	112,271	17,535,607

		21,817,030

Electronic Components - 2.3%
Corning Inc.	248,618	8,229,256

Financial Exchanges & Data - 5.1%
CME Group Inc.	53,487	8,802,891
S&P Global Inc.	45,544	9,589,289

		18,392,180

Healthcare Equipment - 3.5%
Abbott Laboratories	23,757	1,899,135
Boston Scientific Corp. (a)	231,779	8,895,678
Intuitive Surgical Inc. (a)	3,331	1,900,602

		12,695,415

Healthcare Supplies - 1.8%
The Cooper Companies Inc. (j)	21,288	6,304,867

Interactive Media & Services - 9.8%
Alphabet Inc., Class A (a)	5,619	6,612,945
Alphabet Inc., Class C (a)	15,735	18,462,033
Facebook Inc., Class A (a)	61,407	10,235,933

		35,310,911

Internet & Direct Marketing Retail - 8.4%
Alibaba Group Holding Ltd. ADR (a)	31,644	5,773,448
Amazon.com Inc. (a)	10,312	18,363,094
Booking Holdings Inc. (a)	3,489	6,087,991

		30,224,533

	Number of Shares	Fair Value $
Investment Banking & Brokerage - 2.7%
The Charles Schwab Corp.	230,298	9,847,542

Managed Healthcare - 3.2%
UnitedHealth Group Inc.	46,448	11,484,732

Movies & Entertainment - 3.2%
The Walt Disney Co.	102,248	11,352,595

Oil & Gas Equipment & Services - 1.1%
Schlumberger Ltd.	92,807	4,043,601

Pharmaceuticals - 3.3%
Allergan PLC	56,633	8,291,637
Elanco Animal Health Inc. (a)	105,968	3,398,394

		11,690,031

Regional Banks - 2.2%
First Republic Bank	77,596	7,795,294

Semiconductor Equipment - 3.3%
Applied Materials Inc.	292,542	11,602,216
ASML Holding N.V.	2,100	394,905

		11,997,121

Soft Drinks - 3.2%
PepsiCo Inc.	95,263	11,674,481

Specialized REITs - 2.8%
American Tower Corp.	51,614	10,171,055

Specialty Chemicals - 1.2%
Albemarle Corp.	53,624	4,396,095

Systems Software - 10.4%
Microsoft Corp.	245,022	28,897,894
ServiceNow Inc. (a)	35,320	8,706,027

		37,603,921

Technology Hardware, Storage & Peripherals - 6.0%
Apple Inc.	113,293	21,520,005

Trading Companies & Distributors - 3.0%
United Rentals Inc. (a)	93,691	10,704,197

Trucking - 0.5%
Lyft Inc., Class A	24,706	1,934,233

Total Common Stock (Cost $233,426,258)		348,325,476

See Notes to Schedules of Investments and Notes to Financial Statements.

10	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Number of Shares	Fair Value $

Short-Term Investments - 3.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.43% (Cost $13,123,854) (d)(e)(j)	13,123,854	13,123,854

Total Investments (Cost $246,550,112)		361,449,330

Liabilities in Excess of Other Assets, net - (0.4)%		(1,384,403)

NET ASSETS - 100.0%		360,064,927

Other Information:

The Fund had the following long futures contracts open at March 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

S&P 500 Emini Index Futures	June 2019	23	$3,209,073	$3,263,470	$54,397

During the period ended March 31, 2019, average notional value related to long and short futures contracts was $3,033,739 or 0.8% of net assets and $1,334,577 or 0.4% of net assets, respectively.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019.

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional Premier Growth Equity Fund	Investments in Securities

	Common Stock	$348,325,476	$—	$—	$348,325,476

	Short-Term Investments	13,123,854	—	—	13,123,854

	Total Investments in Securities	$361,449,330	$—	$—	$361,449,330

	Other Financial Instruments

	Long Futures Contracts — Unrealized Appreciation	$54,397	$—	$—	$54,397

Affiliate Table

	Number of Shares Held at 9/30/18	Value At 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	16,568,746	$16,568,746	$33,511,338	$36,956,230	$—	$—	13,123,854	$13,123,854	$111,753

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Premier Growth Equity Fund	11

State Street Institutional Small-Cap Equity Fund

Understanding Your Fund’s Expenses — March 31, 2019 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the beginning of the period October 1, 2018	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2019	$919.10	$1,020.50
Expenses paid during the period*	$4.26	$4.48

Service Class
Actual Fund Return
Account value at the beginning of the period October 1, 2018	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2019	$918.00	$1,019.20
Expenses paid during the period*	$5.45	$5.74

*

Expenses are equal to the Fund’s annualized expense ratio of 0.89% for Investment Class shares and 1.14% for Service Class shares (for the period October 1, 2018-March 31, 2019), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

See Notes to Schedules of Investments and Notes to Financial Statements.

12	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Fund Information — March 31, 2019 (Unaudited)

Sector Allocation as of March 31, 2019

Portfolio Composition as a % of Fair Value of $1,308,350 (in thousands) as of March 31, 2019 (a)(b)

Top Ten Largest Holdings

as of March 31, 2019 (as a % of Fair Value) (a)(b)

Darling Ingredients Inc.	1.09%

Koppers Holdings Inc.	1.09%

The Brink’s Co.	1.08%

The Timken Co.	1.07%

Sanderson Farms Inc.	1.01%

Clean Harbors Inc.	0.97%

Dycom Industries Inc.	0.94%

Extended Stay America Inc.	0.93%

Hill Rom Holdings Inc.	0.88%

Actuant Corp.	0.82%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Institutional Small-Cap Equity Fund	13

State Street Institutional Small-Cap Equity Fund

Schedule of Investments — March 31, 2019 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 94.6%†
Aerospace & Defense - 0.6%
Teledyne Technologies Inc. (a)	35,617	8,441,585

Agricultural & Farm Machinery - 0.7%
AGCO Corp.	131,898	9,173,505

Agricultural Products - 1.1%
Darling Ingredients Inc. (a)	658,750	14,261,936

Air Freight & Logistics - 0.2%
Echo Global Logistics Inc. (a)	35,300	874,734
Forward Air Corp.	16,296	1,054,840
Hub Group Inc., Class A (a)	29,978	1,224,601

		3,154,175

Airlines - 0.0%*
Hawaiian Holdings Inc.	15,300	401,625

Apparel Retail - 0.7%
American Eagle Outfitters Inc.	81,979	1,817,474
Burlington Stores Inc. (a)	20,384	3,193,765
Chico’s FAS Inc.	176,493	753,625
The Buckle Inc.	157,177	2,942,354

		8,707,218

Apparel, Accessories & Luxury Goods - 0.5%
G-III Apparel Group Ltd. (a)	151,930	6,071,123

Application Software - 6.2%
ACI Worldwide Inc. (a)	285,979	9,400,130
Altair Engineering Inc., Class A (a)	65,207	2,400,270
Blackbaud Inc.	135,877	10,833,473
Blackline Inc. (a)	209,942	9,724,513
Cornerstone OnDemand Inc. (a)	117,166	6,418,353
Envestnet Inc. (a)	60,500	3,956,095
Fair Isaac Corp. (a)	5,120	1,390,746
LogMeIn Inc.	61,000	4,886,100
New Relic Inc. (a)	79,500	7,846,650
Paylocity Holding Corp. (a)	28,668	2,556,899
Q2 Holdings Inc. (a)	102,500	7,099,150
RealPage Inc. (a)	111,665	6,776,949
Yext Inc. (a)	293,840	6,423,342
Zix Corp. (a)	188,176	1,294,651

		81,007,321

Asset Management & Custody Banks - 0.2%
BrightSphere Investment Group PLC	50,679	687,207
Cohen & Steers Inc.	35,363	1,494,794

		2,182,001

	Number of Shares	Fair Value $

Auto Parts & Equipment - 0.6%
Dorman Products Inc. (a)	5,287	465,732
Gentherm Inc. (a)	9,411	346,889
LCI Industries	22,653	1,740,204
Modine Manufacturing Co. (a)	55,348	767,677
Standard Motor Products Inc.	60,052	2,948,553
Stoneridge Inc. (a)	38,069	1,098,671
Tenneco Inc., Class A	13,184	292,157
Tower International Inc.	28,755	604,718

		8,264,601

Automobile Manufacturers - 0.8%
Thor Industries Inc.	153,896	9,598,493
Winnebago Industries Inc.	16,993	529,332

		10,127,825

Automotive Retail - 1.5%
America’s Car-Mart Inc. (a)	17,366	1,586,210
Group 1 Automotive Inc.	91,936	5,948,259
Monro Inc.	40,824	3,532,093
Murphy USA Inc. (a)	96,249	8,240,839

		19,307,401

Biotechnology - 0.9%
Genomic Health Inc. (a)	11,453	802,283
Heron Therapeutics Inc. (a)	99,135	2,422,859
Ligand Pharmaceuticals Inc. (a)	7,196	904,609
Repligen Corp. (a)	129,000	7,621,320

		11,751,071

Brewers - 0.2%
The Boston Beer Company Inc., Class A (a)	11,000	3,242,030

Building Products - 0.5%
American Woodmark Corp. (a)	12,030	994,039
Apogee Enterprises Inc.	34,053	1,276,647
Builders FirstSource Inc. (a)	42,616	568,498
Continental Building Products Inc. (a)	22,075	547,239
Masonite International Corp. (a)	7,116	355,017
NCI Building Systems Inc. (a)	50,320	309,971
Patrick Industries Inc. (a)	15,041	681,658
Universal Forest Products Inc.	73,830	2,206,779

		6,939,848

Commercial Printing - 0.0%*
Deluxe Corp.	9,362	409,307

See Notes to Schedules of Investments and Notes to Financial Statements.

14	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Number of Shares	Fair Value $

Commodity Chemicals - 1.3%
AdvanSix Inc. (a)	31,206	891,555
Koppers Holdings Inc. (a)	564,838	14,674,491
Trinseo S.A.	17,505	792,977

		16,359,023

Communications Equipment - 0.5%
ADTRAN Inc.	61,557	843,331
Ciena Corp. (a)	25,273	943,694
Extreme Networks Inc. (a)	85,455	640,058
Lumentum Holdings Inc. (a)	53,143	3,004,705
NETGEAR Inc. (a)	11,399	377,535
Plantronics Inc.	28,280	1,303,991

		7,113,314

Construction & Engineering - 1.7%
Aegion Corp. (a)	513,965	9,030,365
Dycom Industries Inc. (a)	268,033	12,313,436
EMCOR Group Inc.	11,132	813,527

		22,157,328

Construction Machinery & Heavy Trucks - 1.5%
Alamo Group Inc.	20,131	2,011,892
Federal Signal Corp.	281,922	7,327,153
The Greenbrier Companies Inc.	18,530	597,222
Trinity Industries Inc.	396,153	8,608,404
Wabash National Corp.	99,200	1,344,160

		19,888,831

Construction Materials - 0.2%
Eagle Materials Inc.	12,176	1,026,437
Summit Materials Inc., Class A (a)	60,781	964,594

		1,991,031

Consumer Electronics - 0.1%
Turtle Beach Corp. (a)	37,760	428,954
ZAGG Inc. (a)	35,991	326,438

		755,392

Consumer Finance - 0.2%
Enova International Inc. (a)	73,034	1,666,636
Green Dot Corp., Class A (a)	9,945	603,164

		2,269,800

Data Processing & Outsourced Services - 1.5%
Broadridge Financial Solutions Inc.	63,372	6,571,043
Cass Information Systems Inc.	7,276	344,155
CoreLogic Inc. (a)	136,180	5,074,067
CSG Systems International Inc.	69,285	2,930,756

	Number of Shares	Fair Value $

EVERTEC Inc.	45,140	1,255,343
MAXIMUS Inc.	13,339	946,802
NIC Inc.	181,114	3,095,238

		20,217,404

Distillers & Vintners - 0.4%
MGP Ingredients Inc.	72,500	5,593,375

Distributors - 0.5%
LKQ Corp. (a)	222,981	6,328,201

Diversified Metals & Mining - 0.4%
Compass Minerals International Inc.	72,147	3,922,633
Materion Corp.	22,120	1,262,167

		5,184,800

Diversified Real Estate Activities - 0.1%
The RMR Group Inc., Class A	10,863	662,426

Diversified REITs - 0.2%
American Assets Trust Inc.	39,292	1,801,931
Global Net Lease Inc.	53,796	1,016,745

		2,818,676

Diversified Support Services - 1.5%
Healthcare Services Group Inc.	146,963	4,848,309
Ritchie Bros Auctioneers Inc.	382,553	13,006,802
UniFirst Corp.	10,672	1,638,152

		19,493,263

Education Services - 0.5%
K12 Inc. (a)	208,300	7,109,279

Electric Utilities - 1.0%
ALLETE Inc.	17,609	1,447,988
IDACORP Inc.	115,528	11,499,657

		12,947,645

Electrical Components & Equipment - 0.3%
Atkore International Group Inc. (a)	31,190	671,521
EnerSys	12,688	826,750
Generac Holdings Inc. (a)	15,961	817,682
Regal Beloit Corp.	25,855	2,116,749

		4,432,702

Electronic Components - 1.4%
Belden Inc.	213,345	11,456,627
Littelfuse Inc.	36,578	6,674,753

		18,131,380

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	15

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Number of Shares	Fair Value $

Electronic Equipment & Instruments - 0.8%
Control4 Corp. (a)	22,000	372,460
National Instruments Corp.	62,302	2,763,717
Novanta Inc. (a)	10,500	889,665
Zebra Technologies Corp., Class A (a)	31,265	6,550,955

		10,576,797

Electronic Manufacturing Services - 0.4%
KEMET Corp.	41,745	708,413
Methode Electronics Inc.	48,363	1,391,887
Plexus Corp. (a)	23,430	1,428,058
Sanmina Corp. (a)	34,829	1,004,817
TTM Technologies Inc. (a)	104,487	1,225,632

		5,758,807

Environmental & Facilities Services - 1.0%
Clean Harbors Inc. (a)	178,202	12,746,789

Food Distributors - 0.7%
Performance Food Group Co. (a)	171,186	6,785,813
SpartanNash Co.	172,290	2,734,242

		9,520,055

Food Retail - 0.1%
Casey’s General Stores Inc.	7,470	961,912
Sprouts Farmers Market Inc. (a)	41,709	898,412

		1,860,324

Footwear - 0.8%
Deckers Outdoor Corp. (a)	28,808	4,234,488
Skechers U.S.A. Inc., Class A (a)	31,530	1,059,723
Wolverine World Wide Inc.	151,000	5,395,230

		10,689,441

Forest Products - 0.1%
Boise Cascade Co.	27,187	727,524

Gas Utilities - 0.3%
Chesapeake Utilities Corp.	8,407	766,803
South Jersey Industries Inc.	59,714	1,915,028
Spire Inc.	21,877	1,800,258

		4,482,089

Health Care REITs - 0.3%
CareTrust REIT Inc.	63,594	1,491,915
Physicians Realty Trust	96,823	1,821,241

		3,313,156

	Number of Shares	Fair Value $

Healthcare Equipment - 4.7%
Cantel Medical Corp.	52,500	3,511,725
Cardiovascular Systems Inc. (a)	168,500	6,514,210
CONMED Corp.	112,000	9,316,160
Hill-Rom Holdings Inc.	109,104	11,549,749
Insulet Corp. (a)	49,000	4,659,410
Integer Holdings Corp. (a)	9,690	730,820
Integra LifeSciences Holdings Corp. (a)	181,500	10,113,180
IntriCon Corp. (a)	77,063	1,932,740
LeMaitre Vascular Inc.	30,448	943,888
LivaNova PLC (a)	12,903	1,254,817
Masimo Corp. (a)	24,000	3,318,720
NuVasive Inc. (a)	91,000	5,167,890
Orthofix Medical Inc. (a)	5,870	331,127
Penumbra Inc. (a)	15,000	2,205,150

		61,549,586

Healthcare Facilities - 0.4%
Acadia Healthcare Company Inc. (a)	125,562	3,680,222
Select Medical Holdings Corp. (a)	52,430	738,739
Tenet Healthcare Corp. (a)	17,090	492,875
The Ensign Group Inc.	14,947	765,137

		5,676,973

Healthcare Services - 0.9%
AMN Healthcare Services Inc. (a)	44,083	2,075,868
BioTelemetry Inc. (a)	71,228	4,460,297
Chemed Corp.	3,414	1,092,719
MEDNAX Inc. (a)	171,350	4,655,580

		12,284,464

Healthcare Supplies - 1.1%
Avanos Medical Inc. (a)	193,000	8,237,240
Endologix Inc. (a)	54,078	357,456
ICU Medical Inc. (a)	4,119	985,800
Lantheus Holdings Inc. (a)	53,446	1,308,358
Merit Medical Systems Inc. (a)	33,519	2,072,480
Quidel Corp. (a)	18,167	1,189,393

		14,150,727

Healthcare Technology - 1.6%
Computer Programs & Systems Inc.	24,355	723,100
HMS Holdings Corp. (a)	274,037	8,114,236
Medidata Solutions Inc. (a)	88,000	6,445,120
NextGen Healthcare Inc. (a)	49,381	831,082
Omnicell Inc. (a)	20,000	1,616,800

See Notes to Schedules of Investments and Notes to Financial Statements.

16	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Number of Shares	Fair Value $

Teladoc Health Inc. (a)	64,500	3,586,200

		21,316,538

Home Building - 0.4%
KB Home	31,374	758,310
LGI Homes Inc. (a)	23,187	1,396,785
Skyline Champion Corp.	22,033	418,627
TopBuild Corp. (a)	36,225	2,348,104

		4,921,826

Home Furnishing Retail - 0.7%
Aaron’s Inc.	160,560	8,445,456
RH (a)	10,700	1,101,565

		9,547,021

Hotel & Resort REITs - 0.5%
Ashford Hospitality Trust Inc.	80,718	383,411
Chatham Lodging Trust	57,870	1,113,419
RLJ Lodging Trust	292,013	5,130,668

		6,627,498

Hotels, Resorts & Cruise Lines - 1.1%
Extended Stay America Inc.	726,877	13,047,442
Hilton Grand Vacations Inc. (a)	26,340	812,589

		13,860,031

Household Appliances - 0.3%
Helen of Troy Ltd. (a)	38,423	4,455,531

Housewares & Specialties - 0.0%*
Tupperware Brands Corp.	11,399	291,586

Human Resource & Employment Services - 0.6%
ASGN Inc. (a)	17,322	1,099,774
Barrett Business Services Inc.	8,439	652,588
Heidrick & Struggles International Inc.	18,818	721,294
Insperity Inc.	23,190	2,867,675
Kforce Inc.	37,402	1,313,558
Korn Ferry	19,102	855,388

		7,510,277

Hypermarkets & Super Centers - 0.1%
BJ’s Wholesale Club Holdings Inc. (a)	37,715	1,033,391

Industrial Machinery - 7.5%
Actuant Corp., Class A	440,536	10,735,862
Altra Industrial Motion Corp.	235,677	7,317,771
Barnes Group Inc.	205,170	10,547,790
Crane Co.	93,477	7,910,024

	Number of Shares	Fair Value $

Evoqua Water Technologies Corp. (a)	96,500	1,213,970
Franklin Electric Company Inc.	31,094	1,588,592
Harsco Corp. (a)	22,669	457,007
Hillenbrand Inc.	19,645	815,857
John Bean Technologies Corp.	78,000	7,167,420
Kennametal Inc.	39,049	1,435,051
LB Foster Co., Class A (a)	46,157	868,675
Lydall Inc. (a)	81,500	1,911,990
Mueller Industries Inc.	182,116	5,707,515
Standex International Corp.	56,000	4,110,400
The Timken Co.	319,899	13,953,994
TriMas Corp. (a)	83,000	2,509,090
Watts Water Technologies Inc., Class A	58,407	4,720,454
Welbilt Inc. (a)	497,500	8,149,050
Woodward Inc.	80,974	7,683,623

		98,804,135

Industrial REITs - 0.7%
EastGroup Properties Inc.	54,943	6,133,836
Rexford Industrial Realty Inc.	28,086	1,005,760
STAG Industrial Inc.	60,538	1,794,952

		8,934,548

Interactive Home Entertainment - 0.1%
Glu Mobile Inc. (a)	116,167	1,270,867

Internet & Direct Marketing Retail - 0.1%
1-800-Flowers.com Inc., Class A (a)	49,101	895,111

Internet Services & Infrastructure - 0.4%
Carbonite Inc. (a)	44,080	1,093,625
Okta Inc. (a)	43,500	3,598,755

		4,692,380

Investment Banking & Brokerage - 1.0%
Evercore Inc., Class A	9,609	874,419
Greenhill & Company Inc.	34,295	737,685
Houlihan Lokey Inc.	31,217	1,431,300
Piper Jaffray Cos.	24,982	1,819,439
Raymond James Financial Inc.	70,364	5,657,969
Stifel Financial Corp.	37,885	1,998,813

		12,519,625

IT Consulting & Other Services - 0.2%
Perficient Inc. (a)	40,116	1,098,777
Science Applications International Corp.	10,442	803,512
Unisys Corp. (a)	66,261	773,266

		2,675,555

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	17

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Number of Shares	Fair Value $

Leisure Products - 0.8%
Malibu Boats Inc., Class A (a)	24,055	952,097
MasterCraft Boat Holdings Inc. (a)	38,903	878,041
Polaris Industries Inc.	95,505	8,063,487

		9,893,625

Life & Health Insurance - 0.1%
Trupanion Inc. (a)	55,299	1,810,489

Life Sciences Tools & Services - 1.8%
Bruker Corp.	163,779	6,295,665
Cambrex Corp. (a)	9,896	384,460
ICON PLC (a)	54,306	7,417,113
Medpace Holdings Inc. (a)	17,363	1,023,896
PRA Health Sciences Inc. (a)	13,871	1,529,833
Syneos Health Inc. (a)	145,491	7,530,614

		24,181,581

Managed Healthcare - 0.0%*
Magellan Health Inc. (a)	8,542	563,089

Marine - 0.1%
Kirby Corp. (a)	10,235	768,751
Matson Inc.	25,141	907,339

		1,676,090

Multi-Line Insurance - 0.4%
Horace Mann Educators Corp.	110,841	3,902,712
National General Holdings Corp.	34,632	821,817

		4,724,529

Multi-Utilities - 0.2%
Black Hills Corp.	31,045	2,299,503

Office REITs - 0.9%
Brandywine Realty Trust	96,968	1,537,912
Corporate Office Properties Trust	46,859	1,279,251
Cousins Properties Inc.	881,644	8,516,681
Franklin Street Properties Corp.	99,588	716,038

		12,049,882

Office Services & Supplies - 1.0%
Herman Miller Inc.	23,764	836,018
HNI Corp.	23,284	844,976
Knoll Inc.	31,122	588,517
MSA Safety Inc.	94,178	9,738,005
Steelcase Inc., Class A	82,498	1,200,346

		13,207,862

	Number of Shares	Fair Value $

Oil & Gas Drilling - 0.1%
Nabors Industries Ltd.	183,507	631,264

Oil & Gas Equipment & Services - 0.8%
Cactus Inc., Class A (a)	28,258	1,005,985
Forum Energy Technologies Inc. (a)	409,497	2,092,530
Keane Group Inc. (a)	23,595	256,949
Mammoth Energy Services Inc.	28,550	475,357
Natural Gas Services Group Inc. (a)	48,993	848,069
Oil States International Inc. (a)	226,632	3,843,679
ProPetro Holding Corp. (a)	75,359	1,698,592

		10,221,161

Oil & Gas Exploration & Production - 1.7%
Callon Petroleum Co. (a)	231,870	1,750,618
Carrizo Oil & Gas Inc. (a)	276,657	3,449,913
Encana Corp.	1,302,463	9,429,832
Gulfport Energy Corp. (a)	94,670	759,253
Oasis Petroleum Inc. (a)	71,986	434,795
PDC Energy Inc. (a)	19,864	808,068
Range Resources Corp.	83,774	941,620
Ring Energy Inc. (a)	37,588	220,642
SM Energy Co.	277,588	4,855,014

		22,649,755

Packaged Foods & Meats - 3.5%
B&G Foods Inc.	227,500	5,555,550
Calavo Growers Inc.	12,180	1,021,293
Freshpet Inc. (a)	40,005	1,691,812
Hostess Brands Inc. (a)	627,000	7,837,500
J&J Snack Foods Corp.	13,000	2,064,920
John B Sanfilippo & Son Inc.	9,168	658,904
Sanderson Farms Inc.	113,819	15,005,897
The Simply Good Foods Co. (a)	202,000	4,159,180
TreeHouse Foods Inc. (a)	117,000	7,552,350

		45,547,406

Paper Products - 0.1%
Neenah Inc.	12,806	824,194
Verso Corp., Class A (a)	30,596	655,366

		1,479,560

Personal Products - 0.4%
elf Beauty Inc. (a)	276,000	2,925,600
Medifast Inc.	6,845	873,080
USANA Health Sciences Inc. (a)	11,599	972,808

		4,771,488

See Notes to Schedules of Investments and Notes to Financial Statements.

18	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Number of Shares	Fair Value $

Pharmaceuticals - 1.8%
ANI Pharmaceuticals Inc. (a)	15,638	1,103,105
Assertio Therapeutics Inc. (a)	85,500	433,485
Catalent Inc. (a)	149,575	6,071,249
Endo International PLC (a)	46,616	374,326
Horizon Pharma PLC (a)	59,654	1,576,655
Phibro Animal Health Corp., Class A	24,604	811,932
Prestige Consumer Healthcare Inc. (a)	266,739	7,978,164
Supernus Pharmaceuticals Inc. (a)	143,762	5,037,420

		23,386,336

Property & Casualty Insurance - 2.1%
AMERISAFE Inc.	77,022	4,575,107
Argo Group International Holdings Ltd.	146,682	10,364,550
James River Group Holdings Ltd.	77,000	3,086,160
RLI Corp.	65,637	4,709,455
Selective Insurance Group Inc.	6,952	439,922
The Navigators Group Inc.	64,500	4,506,615

		27,681,809

Publishing - 1.0%
John Wiley & Sons Inc., Class A	285,082	12,606,326

Railroads - 0.8%
Genesee & Wyoming Inc., Class A (a)	112,899	9,838,019

Regional Banks - 8.3%
1st Source Corp.	27,922	1,253,977
Bank OZK	26,097	756,291
BankUnited Inc.	12,855	429,357
Banner Corp.	23,495	1,272,724
Bryn Mawr Bank Corp.	73,500	2,655,555
Cadence BanCorp	86,248	1,599,900
Camden National Corp.	26,049	1,086,764
Chemical Financial Corp.	36,090	1,485,464
Columbia Banking System Inc.	43,755	1,430,351
Community Bank System Inc.	63,500	3,795,395
Cullen/Frost Bankers Inc.	58,660	5,694,126
CVB Financial Corp.	174,500	3,673,225
Enterprise Financial Services Corp.	42,098	1,716,336
Equity Bancshares Inc., Class A (a)	21,053	606,326
First Interstate BancSystem Inc., Class A	45,452	1,809,899

	Number of Shares	Fair Value $

Franklin Financial Network Inc.	28,387	823,507
Fulton Financial Corp.	330,932	5,122,827
German American Bancorp Inc.	85,500	2,513,700
Hancock Whitney Corp.	31,918	1,289,487
Home BancShares Inc.	66,359	1,165,928
IBERIABANK Corp.	90,993	6,525,108
Independent Bank Corp.	75,000	6,075,750
Lakeland Financial Corp.	18,773	848,915
LegacyTexas Financial Group Inc.	52,680	1,969,705
Origin Bancorp Inc.	31,530	1,073,597
Pinnacle Financial Partners Inc.	33,325	1,822,878
Prosperity Bancshares Inc.	150,537	10,396,085
Renasant Corp.	217,554	7,364,203
Sandy Spring Bancorp Inc.	40,928	1,280,228
Simmons First National Corp., Class A	45,210	1,106,741
Stock Yards Bancorp Inc.	69,000	2,332,890
UMB Financial Corp.	117,500	7,524,700
Union Bankshares Corp.	39,583	1,279,718
United Community Banks Inc.	55,785	1,390,720
Valley National Bancorp	41,717	399,649
Washington Trust Bancorp Inc.	58,500	2,816,775
Westamerica Bancorporation	100,292	6,198,046
Western Alliance Bancorp (a)	149,276	6,126,287
Wintrust Financial Corp.	23,041	1,551,351

		108,264,485

Research & Consulting Services - 0.3%
Resources Connection Inc.	270,781	4,478,718

Restaurants - 1.1%
BJ’s Restaurants Inc.	19,497	921,818
Bloomin’ Brands Inc.	18,400	376,280
Brinker International Inc.	21,567	957,144
Cracker Barrel Old Country Store Inc.	17,663	2,854,518
Dave & Buster’s Entertainment Inc.	12,707	633,698
Ruth’s Hospitality Group Inc.	44,451	1,137,501
Texas Roadhouse Inc.	67,084	4,171,954
The Cheesecake Factory Inc.	57,970	2,835,892

		13,888,805

Retail REITs - 0.1%
Retail Opportunity Investments Corp.	99,442	1,724,324

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	19

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Number of Shares	Fair Value $

Security & Alarm Services - 1.1%
The Brink’s Co.	187,233	14,119,241

Semiconductor Equipment - 0.7%
Advanced Energy Industries Inc. (a)	25,855	1,284,476
Amkor Technology Inc. (a)	77,620	662,875
Ichor Holdings Ltd. (a)	114,182	2,578,230
MKS Instruments Inc.	12,070	1,123,113
Nanometrics Inc. (a)	23,490	725,371
Rudolph Technologies Inc. (a)	109,927	2,506,336

		8,880,401

Semiconductors - 0.6%
Cirrus Logic Inc. (a)	10,817	455,071
Diodes Inc. (a)	21,838	757,779
Semtech Corp. (a)	112,381	5,721,317
SMART Global Holdings Inc. (a)	55,773	1,070,841

		8,005,008

Soft Drinks - 0.2%
Cott Corp.	206,736	3,020,413

Specialized Consumer Services - 0.0%*
Weight Watchers International Inc. (a)	14,744	297,092

Specialized REITs - 0.4%
CoreSite Realty Corp.	31,009	3,318,583
PotlatchDeltic Corp.	58,841	2,223,602

		5,542,185

Specialty Chemicals - 4.3%
Chase Corp.	15,500	1,434,370
Ferro Corp. (a)	59,956	1,134,967
HB Fuller Co.	156,046	7,590,078
Ingevity Corp. (a)	83,572	8,826,039
Innospec Inc.	73,000	6,084,550
Minerals Technologies Inc.	22,362	1,314,662
PolyOne Corp.	192,797	5,650,880
PQ Group Holdings Inc. (a)	28,620	434,165
Quaker Chemical Corp.	29,851	5,980,051
Sensient Technologies Corp.	184,547	12,510,441
Stepan Co.	67,946	5,946,634

		56,906,837

Specialty Stores - 0.6%
Hudson Ltd., Class A (a)	38,994	536,168
MarineMax Inc. (a)	35,403	678,321
Sally Beauty Holdings Inc. (a)	370,695	6,824,495

		8,038,984

	Number of Shares	Fair Value $

Steel - 0.4%
Carpenter Technology Corp.	43,027	1,972,788
Commercial Metals Co.	189,791	3,241,630

		5,214,418

Systems Software - 0.8%
Progress Software Corp.	26,817	1,189,870
Qualys Inc. (a)	71,500	5,915,910
Talend S.A. ADR (a)(j)	58,500	2,958,345

		10,064,125

Technology Distributors - 0.3%
Insight Enterprises Inc. (a)	15,970	879,308
SYNNEX Corp.	7,731	737,460
Tech Data Corp. (a)	18,188	1,862,633

		3,479,401

Technology Hardware, Storage & Peripherals - 0.7%
Pure Storage Inc., Class A (a)	412,000	8,977,480

Thrifts & Mortgage Finance - 0.7%
Axos Financial Inc. (a)	42,493	1,230,597
Essent Group Ltd. (a)	23,750	1,031,938
HomeStreet Inc. (a)	65,049	1,714,041
Kearny Financial Corp.	31,336	403,294
NMI Holdings Inc., Class A (a)	43,164	1,116,653
WSFS Financial Corp.	104,070	4,017,102

		9,513,625

Tires & Rubber - 0.1%
Cooper Tire & Rubber Co.	63,594	1,900,825

Trading Companies & Distributors - 0.7%
Applied Industrial Technologies Inc.	122,565	7,288,941
BMC Stock Holdings Inc. (a)	38,160	674,287
GMS Inc. (a)	24,961	377,410
Herc Holdings Inc. (a)	25,828	1,006,776

		9,347,414

Trucking - 0.7%
ArcBest Corp.	17,654	543,567
Avis Budget Group Inc. (a)	22,600	787,836
Marten Transport Ltd.	58,210	1,037,884
Old Dominion Freight Line Inc.	38,969	5,626,734
Saia Inc. (a)	17,681	1,080,309

		9,076,330

Total Common Stock (Cost $1,007,806,402)		1,239,548,979

See Notes to Schedules of Investments and Notes to Financial Statements.

20	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Number of Shares	Fair Value $

Short-Term Investments - 5.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.43% (Cost $68,800,971) (d)(e)(j)	68,800,971	68,800,971

Total Investments (Cost $1,076,607,373)		1,308,349,950

Other Assets and Liabilities, net - 0.1%		1,814,790

NET ASSETS - 100.0%		1,310,164,740

Other Information:

The Fund had the following long futures contracts open at March 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

E-mini Russell 2000 Index Futures	June 2019	255	$19,933,664	$19,683,450	$(250,214)

During the period ended March 31, 2019, average notional value related to long futures contracts was $ 17,136,339 or 1.3% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019.

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional Small-Cap Equity Fund	Investments in Securities

	Common Stock	$1,239,548,979	$—	$—	$1,239,548,979

	Short-Term Investments	68,800,971	—	—	68,800,971

	Total Investments in Securities	$1,308,349,950	$—	$—	$1,308,349,950

	Other Financial Instruments

	Long Futures Contracts — Unrealized Depreciation	$(250,214)	$—	$—	$(250,214)

Affiliate Table

	Number of Shares Held at 9/30/18	Value At 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	96,806,112	$96,806,112	$218,268,195	$246,273,336	$—	$—	68,800,971	$68,800,971	$678,994

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	21

State Street Institutional International Equity Fund

Understanding Your Fund’s Expenses — March 31, 2019 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the Beginning of the period October 1, 2018	$1,000.00	$1,000.00
Account value at the End of the period March 31, 2019	$974.20	$1,022.10
Expenses paid during the period*	$2.76	$2.82

Service Class
Actual Fund Return
Account value at the Beginning of the period October 1, 2018	$1,000.00	$1,000.00
Account value at the End of the period March 31, 2019	$973.40	$1,020.90
Expenses paid during the period*	$3.99	$4.08

*

Expenses are equal to the Fund’s annualized expense ratio of 0.56% for Investment Class shares and 0.81% for Service Class shares (for the period October 1, 2018-March 31, 2019), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

22	State Street Institutional International Equity Fund

State Street Institutional International Equity Fund

Fund Information — March 31, 2019 (Unaudited)

Sector Allocation as of March 31, 2019

Portfolio composition as a % of Fair Value of $83,349 (in thousands) as of March, 2019 (a)(b)

Top Ten Largest Holdings

as of March 31, 2019 (as a % of Fair Value) (a)(b)

Nestle S.A.	4.33%

Novartis AG	3.60%

AIA Group Ltd.	3.01%

Roche Holding AG	2.93%

SAP SE	2.68%

AstraZeneca PLC	2.60%

Hoya Corp.	2.48%

Keyence Corp.	2.39%

Air Liquide S.A.	2.38%

Schneider Electric SE	2.30%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Institutional International Equity Fund	23

State Street Institutional International Equity Fund

Schedule of Investments — March 31, 2019 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 96.3%†
Australia - 2.7%
BHP Group PLC	71,961	1,733,411
Suncorp Group Ltd.	58,969	577,225

		2,310,636

Belgium - 1.4%
Anheuser-Busch InBev S.A.	14,429	1,211,232

Canada - 0.9%
Brookfield Asset Management Inc., Class A (j)	10,950	510,309
Seven Generations Energy Ltd., Class A (a)	36,484	263,536

		773,845

China - 0.7%
New Oriental Education & Technology Group Inc. ADR (a)(j)	6,474	583,243

France - 15.3%
Air Liquide S.A.	15,564	1,980,909
Airbus SE	13,033	1,725,361
AXA S.A.	65,202	1,642,146
BNP Paribas S.A.	32,444	1,552,271
Safran S.A.	11,145	1,529,856
Schneider Electric SE	24,411	1,917,047
Valeo S.A.	26,904	780,907
Vivendi S.A.	61,586	1,786,192

		12,914,689

Germany - 6.2%
Fresenius SE & Company KGaA (j)	8,105	452,851
HeidelbergCement AG	19,404	1,397,904
Infineon Technologies AG	33,467	664,574
KION Group AG	9,311	487,092
SAP SE	19,298	2,231,882

		5,234,303

Hong Kong - 3.0%
AIA Group Ltd.	252,402	2,512,782

India - 1.8%
ICICI Bank Ltd.	254,809	1,473,129

Ireland - 2.2%
Kerry Group PLC, Class A	16,550	1,849,025

	Number of Shares	Fair Value $
Japan - 29.1%
Daikin Industries Ltd.	13,400	1,570,204
Disco Corp.	8,200	1,168,306
FANUC Corp.	6,249	1,065,918
Hoya Corp.	31,300	2,066,872
Kao Corp.	20,700	1,630,416
Keyence Corp.	3,200	1,993,983
Komatsu Ltd.	47,600	1,105,441
Mitsubishi UFJ Financial Group Inc.	337,400	1,676,560
Mitsui Fudosan Company Ltd.	63,325	1,591,921
Murata Manufacturing Company Ltd.	26,037	1,296,616
Nidec Corp.	13,074	1,656,619
Secom Company Ltd.	14,700	1,259,298
Sekisui House Ltd.	56,500	935,158
Shiseido Company Ltd.	25,600	1,847,289
SoftBank Group Corp.	13,101	1,271,810
Subaru Corp.	20,700	471,751
Suzuki Motor Corp.	20,600	911,585
Tokio Marine Holdings Inc.	21,549	1,043,915

		24,563,662

Netherlands - 3.9%
ASML Holding N.V.	8,486	1,593,166
ING Groep N.V.	141,884	1,718,047

		3,311,213

Norway - 1.9%
Equinor ASA	74,546	1,634,773

Portugal - 1.5%
Galp Energia SGPS S.A.	80,060	1,283,706

Sweden - 3.3%
Assa Abloy AB, Class B	86,452	1,870,658
Hexagon AB, Class B	17,677	924,320

		2,794,978

Switzerland - 12.4%
Givaudan S.A.	573	1,463,713
Nestle S.A.	37,925	3,613,899
Novartis AG	31,214	3,001,985
Roche Holding AG	8,855	2,439,371

		10,518,968

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Company Ltd.	138,548	1,103,601

See Notes to Schedules of Investments and Notes to Financial Statements.

24	State Street Institutional International Equity Fund

State Street Institutional International Equity Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Number of Shares	Fair Value $

United Kingdom - 8.7%
AstraZeneca PLC	27,096	2,166,112
Prudential PLC	84,210	1,687,097
Smith & Nephew PLC	59,509	1,180,983
Smiths Group PLC	69,575	1,300,967
Vodafone Group PLC	538,572	981,098

		7,316,257

Total Common Stock (Cost $73,537,843)		81,390,042

	Number of Shares	Fair Value $

Short-Term Investments - 2.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.43% (Cost $1,958,464) (d)(j)(e)	1,958,464	1,958,464

Total Investments (Cost $75,496,307)		83,348,506

Other Assets and Liabilities, net - 1.4%		1,225,293

NET ASSETS - 100.0%		84,573,799

Other Information:

The Fund had the following long futures contracts open at March 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

MSCI EAFE Mini Index Futures	June 2019	14	$1,283,553	$1,306,480	$22,927

During the period ended March 31, 2019, average notional value related to long futures contracts was $5,252,653 or 6.2% of net assets, respectively.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019.

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional International Equity Fund	Investments in Securities

	Common Stock	$81,390,042	$—	$—	$81,390,042

	Short-Term Investments	1,958,464	—	—	1,958,464

	Total Investments in Securities	$83,348,506	$—	$—	$83,348,506

	Other Financial Instruments

	Long Futures Contracts — Unrealized Appreciation	$22,927	$—	$—	$22,927

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional International Equity Fund	25

State Street Institutional International Equity Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

The Fund was invested in the following sectors at March 31, 2019 (unaudited):

Sector	Percentage (based on Fair Value)

Pharmaceuticals	9.13%
Diversified Banks	7.70%
Packaged Foods & Meats	6.55%
Life & Health Insurance	5.04%
Electrical Components & Equipment	4.29%
Personal Products	4.17%
Building Products	4.13%
Aerospace & Defense	3.91%
Integrated Oil & Gas	3.50%
Electronic Equipment & Instruments	3.50%
Semiconductor Equipment	3.31%
Wireless Telecommunication Services	2.70%
Application Software	2.68%
Healthcare Supplies	2.48%
Industrial Gases	2.38%
Movies & Entertainment	2.14%
Semiconductors	2.12%
Diversified Metals & Mining	2.08%
Multi-Line Insurance	1.97%
Property & Casualty Insurance	1.94%
Construction Machinery & Heavy Trucks	1.91%
Diversified Real Estate Activities	1.91%

Sector	Percentage (based on Fair Value)
Specialty Chemicals	1.76%
Construction Materials	1.68%
Automobile Manufacturers	1.66%
Industrial Conglomerates	1.56%
Electronic Components	1.56%
Security & Alarm Services	1.51%
Brewers	1.45%
Healthcare Equipment	1.42%
Industrial Machinery	1.28%
Home Building	1.12%
Auto Parts & Equipment	0.94%
Education Services	0.70%
Asset Management & Custody Banks	0.61%
Healthcare Services	0.54%
Oil & Gas Exploration & Production	0.32%

97.65%

Short-Term Investments
Short-Term Investments	2.35%

2.35%

100.00%

Affiliate Table

	Number of Shares Held at 9/30/18	Value At 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	54,039,876	$54,039,876	$26,813,920	$78,895,332	$—	$—	1,958,464	$1,958,464	$93,960

See Notes to Schedules of Investments and Notes to Financial Statements.

26	State Street Institutional International Equity Fund

State Street Active Core Bond Fund

Understanding Your Fund’s Expenses — March 31, 2019 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the beginning of the period October 1, 2018	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2019	$1,045.90	$1,023.70
Expenses paid during the period*	$1.28	$1.26

Service Class
Actual Fund Return
Account value at the beginning of the period October 1, 2018	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2019	$1,043.90	$1,022.40
Expenses paid during the period*	$2.55	$2.52

*

Expenses are equal to the Fund’s annualized expense ratio of 0.25% for Investment Class shares and 0.50% for Service Class shares (for the period October 1, 2018-March 31, 2019), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

State Street Active Core Bond Fund	27

State Street Active Core Bond Fund

Fund Information — March 31, 2019 (Unaudited)

Sector Allocation

Portfolio composition as a % of Fair Value of $277,123 (in thousands) as of March, 2019 (a)(b)

Quality Ratings

as of March 31, 2019 as a % of Fair Value (a)(b)

Moody’s / S&P /Rating*	Percentage of Fair Value
Aaa / AAA	23.13%

Aa / AA	51.02%

A / A	6.56%

Baa / BBB	16.31%

Ba / BB and lower	2.47%

NR / Other	0.50%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*

Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

28	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments — March 31, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Bonds and Notes - 98.9%†
U.S. Treasuries - 30.6%
U.S. Treasury Bonds 2.25%, 08/15/46 (j)	1,605,000	1,431,578
2.75%, 11/15/42	80,000	79,575
3.00%, 08/15/48 (j)	7,579,600	7,849,126
3.75%, 11/15/43	133,300	156,247
4.50%, 02/15/36	597,100	756,083
5.00%, 05/15/37	553,000	747,483
U.S. Treasury Notes 1.38%, 12/15/19 (j)	8,530,700	8,468,778
1.50%, 11/30/19 (j)	6,388,900	6,349,734
2.25%, 03/31/20 (j)	2,200,000	2,196,727
2.50%, 12/31/20	2,073,000	2,079,281
2.63%, 12/15/21	1,828,300	1,846,565
2.75%, 11/15/23	12,630,100	12,905,647
2.88%, 11/30/25 - 08/15/28 (j)	23,867,500	24,708,058

		69,574,882

Agency Mortgage Backed - 29.6%
Federal Home Loan Mortgage Corp. 4.05%, 09/25/28 (h)(j)	989,000	1,074,706
4.50%, 06/01/33 - 02/01/35 (j)	9,605	10,148
5.00%, 07/01/35 (j)	80,228	86,309
5.50%, 05/01/20 - 04/01/39 (j)	187,690	204,620
6.00%, 07/01/19 - 11/01/37 (j)	330,881	367,668
6.50%, 08/01/29 - 10/01/33 (j)	1,028	1,147
7.00%, 06/01/29 - 08/01/36 (j)	49,739	56,118
7.50%, 01/01/30 - 09/01/33 (j)	1,856	1,989
8.00%, 11/01/30 (j)	11,189	12,613
8.50%, 04/01/30 (j)	13,004	16,167
9.50%, 04/01/21 (j)	7	7
Federal National Mortgage Assoc. 3.50%, 08/01/45 (j)	116,244	118,191
3.50%, 07/01/47	3,254,879	3,323,271
4.00%, 05/01/19 - 10/01/47 (j)	6,933,893	7,176,197
4.50%, 05/01/19 (j)	185	185
4.50%, 10/01/19 - 02/01/40 (j)	1,144,372	1,210,150
5.00%, 07/01/20 - 05/01/39 (j)	266,249	286,379
5.50%, 06/01/20 - 04/01/38 (j)	888,441	962,249
6.00%, 09/01/19 - 07/01/35 (j)	631,632	698,635
6.50%, 05/01/21 - 08/01/36 (j)	50,336	54,344
7.00%, 10/01/32 - 02/01/34 (j)	6,642	7,087
7.50%, 12/01/23 - 12/01/33 (j)	36,565	40,581
8.00%, 07/01/25 - 10/01/31 (j)	8,708	9,586
9.00%, 12/01/22 (j)	390	411
Federal National Mortgage Assoc. 1.25% + USD COF11 5.50%, 10/01/24 (h)(j)	5,103	5,228

	Principal Amount ($)	Fair Value $
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR 3.97%, 04/01/37 (h)(j)	2,289	2,364
Federal National Mortgage Assoc. TBA 3.00%, TBA (c)	17,390,725	17,394,538
3.50%, TBA (c)	6,211,000	6,289,880
4.00%, TBA (c)	5,359,000	5,517,880
4.50%, TBA (c)	2,202,000	2,294,110
Government National Mortgage Assoc. 4.00%, 01/20/41 - 04/20/43 (j)	1,847,272	1,925,513
4.50%, 08/15/33 - 05/20/40 (j)	331,580	349,752
5.00%, 08/15/33 (j)	24,925	26,477
6.00%, 04/15/27 - 09/15/36 (j)	163,586	182,955
6.50%, 02/15/24 - 09/15/36 (j)	68,273	74,490
7.00%, 10/15/27 - 10/15/36 (j)	32,808	37,197
7.50%, 01/15/23 - 11/15/31 (j)	3,183	3,281
8.00%, 05/15/30 - 09/15/30 (j)	245	261
9.00%, 12/15/21 (j)	211	221
3.00%, TBA (c)	2,156,000	2,163,179
4.00%, TBA (c)(j)	10,540,000	10,872,537
4.50%, TBA (c)	4,294,000	4,458,589

		67,317,210

Agency Collateralized Mortgage Obligations - 1.0%
Federal Home Loan Mortgage Corp. 0.08%, 09/25/43 (g)(h)(j)	644,843	1,721
3.77%, 12/25/28 (j)	476,000	506,632
3.86%, 11/25/28 (h)(j)	431,000	461,820
4.06%, 10/25/28 (h)(j)	732,000	796,265
Federal Home Loan Mortgage Corp. REMIC 3.50%, 09/15/29 - 11/15/30 (g)(j)	322,031	20,259
5.50%, 06/15/33 (g)(j)	26,546	5,029
7.50%, 07/15/27 (g)(j)	2,857	516
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR 4.12%, 08/15/25 (g)(h)(j)	119,179	6,212
Federal Home Loan Mortgage Corp. STRIPS 1.21%, 08/01/27 (d)(f)(j)	621	564
8.00%, 02/01/23 - 07/01/24 (g)(j)	1,899	252
Federal National Mortgage Assoc. REMIC 1.09%, 12/25/42 (g)(h)	117,030	4,598
1.27%, 12/25/22 (d)(f)(j)	22	21

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	29

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

5.00%, 02/25/40 - 09/25/40 (g)(j)	142,180	16,110
8.00%, 05/25/22 (g)(j)	1	14
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR 3.51%, 07/25/38 (g)(h)(j)	50,621	6,989
Federal National Mortgage Assoc. REMIC 6.20% - 1 month USD LIBOR 3.71%, 06/25/48 (g)(h)(j)	1,690,294	254,687
Federal National Mortgage Assoc. STRIPS 1.18%, 12/25/34 (d)(f)(j)	11,779	9,928
4.50%, 08/25/35 - 01/25/36 (g)(j)	82,403	14,263
5.00%, 03/25/38 - 05/25/38 (g)(j)	45,551	8,718
5.50%, 12/25/33 (g)(j)	11,616	2,427
6.00%, 01/25/35 (g)(j)	49,261	10,982
7.50%, 11/25/23 (g)(j)	7,785	898
8.00%, 08/25/23 - 07/25/24 (g)(j)	3,749	507
8.50%, 07/25/22 (g)(j)	55	4
8.50%, 07/25/22 (g)(j)**	2	—
9.00%, 05/25/22 (g)(j)	47	3
Government National Mortgage Assoc. REMIC 4.50%, 05/20/38 - 08/16/39 (g)(j)	101,982	6,103
5.00%, 09/20/38 (g)(j)	23,269	528
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR 4.32%, 01/16/40 (g)(h)(j)	226,873	44,566

		2,180,616

Asset Backed - 2.8%
American Express Credit Account Master Trust 2017-6 2.04%, 05/15/23 (j)	1,198,658	1,190,162
American Express Credit Account Master Trust 2018-1 2.67%, 10/17/22 (j)	495,000	495,317
American Express Credit Account Master Trust 2018-8 3.18%, 04/15/24 (j)	1,270,000	1,289,374
BA Credit Card Trust 2018-A1 2.70%, 07/17/23 (j)	432,000	433,052
BMW Floorplan Master Owner Trust 2018-1 3.15%, 05/15/23 (b)(j)	298,000	300,742

	Principal Amount ($)	Fair Value $
Chase Funding Trust 2004-1 4.99%, 11/25/33 (i)(j)	164,151	164,151
Chase Issuance Trust 2015-A4 1.84%, 04/15/22 (j)	650,000	645,024
Citibank Credit Card Issuance Trust 2016-A1 1.75%, 11/19/21 (j)	1,190,000	1,183,297
Enterprise Fleet Financing 2019-1 LLC 3.07%, 10/22/24 (b)(j)	473,000	476,836
Securitized Term Auto Receivables Trust 2018-1A 3.30%, 11/25/22 (b)(j)	118,000	118,645

		6,296,600

Corporate Notes - 30.9%
3M Co. 4.00%, 09/14/48 (j)	79,000	82,606
Abbott Laboratories 2.90%, 11/30/21 (j)	265,000	266,102
3.75%, 11/30/26 (j)	86,000	89,423
4.90%, 11/30/46 (j)	122,000	141,109
AbbVie Inc.
3.20%, 05/14/26 (j)	80,000	77,663
4.45%, 05/14/46 (j)	92,000	85,319
4.70%, 05/14/45 (j)	34,000	32,634
4.88%, 11/14/48 (j)	27,000	26,522
Activision Blizzard Inc. 2.30%, 09/15/21 (j)	189,000	186,405
Aetna Inc. 3.50%, 11/15/24 (j)	102,000	102,019
Aflac Inc. 4.00%, 10/15/46 (j)	39,000	38,461
Alexandria Real Estate Equities Inc. 4.70%, 07/01/30 (j)	56,000	59,893
Alibaba Group Holding Ltd. 4.00%, 12/06/37 (j)	200,000	194,954
Alimentation Couche-Tard Inc.
2.70%, 07/26/22 (b)(j)	54,000	53,294
4.50%, 07/26/47 (b)(j)	55,000	52,071
Allergan Finance LLC
3.25%, 10/01/22 (j)	101,000	100,973
4.63%, 10/01/42 (j)	12,000	11,378
Allergan Funding SCS
3.00%, 03/12/20 (j)	168,000	167,884
3.45%, 03/15/22 (j)	70,000	70,632
Allergan Sales LLC 5.00%, 12/15/21 (b)(j)	186,000	193,544
Altria Group Inc.
2.95%, 05/02/23 (j)	76,000	75,522
3.80%, 02/14/24 (j)	51,000	51,903
4.25%, 08/09/42 (j)	11,000	9,572
4.40%, 02/14/26 (j)	115,000	118,404

See Notes to Schedules of Investments and Notes to Financial Statements.

30	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

4.50%, 05/02/43 (j)	43,000	38,587
4.80%, 02/14/29 (j)	115,000	118,497
5.95%, 02/14/49 (j)	70,000	75,113
Amazon.com Inc.
2.80%, 08/22/24 (j)	51,000	51,098
3.15%, 08/22/27 (j)	24,000	24,149
3.88%, 08/22/37 (j)	30,000	31,216
4.05%, 08/22/47 (j)	42,000	44,407
4.25%, 08/22/57 (j)	54,000	57,953
Ameren Corp. 3.65%, 02/15/26 (j)	47,000	47,503
American Campus Communities Operating Partnership LP 3.35%, 10/01/20 (j)	108,000	108,376
4.13%, 07/01/24 (j)	51,000	52,148
American Express Co. 3.00%, 10/30/24 (j)	131,000	130,353
American International Group Inc.
4.25%, 03/15/29 (j)	181,000	183,713
4.50%, 07/16/44 (j)	88,000	84,243
6.40%, 12/15/20 (j)	48,000	50,753
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter) 5.75%, 04/01/48 (h)(j)	83,000	80,679
American Tower Corp. 4.40%, 02/15/26 (j)	100,000	104,549
American Tower Corp. (REIT) 3.38%, 10/15/26 (j)	42,000	41,102
American Water Capital Corp. 2.95%, 09/01/27 (j)	85,000	83,150
Amgen Inc.
2.20%, 05/22/19 (j)	177,000	176,855
2.65%, 05/11/22 (j)	125,000	124,306
3.20%, 11/02/27 (j)	88,000	86,256
4.56%, 06/15/48 (j)	79,000	78,860
4.66%, 06/15/51 (j)	28,000	28,162
Anadarko Petroleum Corp.
4.85%, 03/15/21 (j)	42,000	43,515
6.20%, 03/15/40 (j)	47,000	52,950
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%, 12/01/47 (j)	32,000	31,977
5.25%, 01/15/25 (j)	502,000	520,524
5.50%, 10/15/19 (j)	312,000	315,011
6.25%, 10/15/22 (j)	161,000	165,706
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (b)(j)	50,000	49,912
4.90%, 02/01/46 (b)(j)	92,000	92,501

	Principal Amount ($)	Fair Value $
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (j)	57,000	57,823
4.38%, 04/15/38 (j)	166,000	159,348
4.60%, 04/15/48 (j)	77,000	73,950
4.75%, 04/15/58 (j)	43,000	40,877
5.55%, 01/23/49 (j)	199,000	218,399
Anthem Inc. 3.30%, 01/15/23 (j)	90,000	90,960
ANZ New Zealand International Ltd. 3.45%, 01/21/28 (b)(j)	200,000	198,464
Apache Corp.
4.38%, 10/15/28 (j)	34,000	34,275
5.10%, 09/01/40 (j)	55,000	54,307
Apple Inc.
2.50%, 02/09/22 (j)	41,000	41,005
2.85%, 05/11/24 (j)	94,000	94,462
3.35%, 02/09/27 (j)	52,000	53,051
3.45%, 02/09/45 (j)	130,000	123,757
3.85%, 08/04/46 (j)	96,000	97,182
4.25%, 02/09/47 (j)	58,000	62,149
Applied Materials Inc. 4.35%, 04/01/47 (j)	76,000	79,809
Aptiv PLC 4.40%, 10/01/46 (j)	77,000	69,005
ArcelorMittal 4.55%, 03/11/26	108,000	110,739
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (j)	43,000	41,265
Ascension Health 4.85%, 11/15/53 (j)	52,000	60,559
AstraZeneca PLC
2.38%, 11/16/20 (j)	35,000	34,788
3.50%, 08/17/23 (j)	71,000	72,451
4.00%, 01/17/29 (j)	46,000	47,946
4.38%, 08/17/48 (j)	22,000	22,759
AT&T Inc.
3.00%, 06/30/22 (j)	76,000	76,141
3.80%, 03/15/22 (j)	145,000	148,706
4.35%, 03/01/29 (j)	186,000	189,977
4.45%, 04/01/24 (j)	82,000	86,028
4.50%, 05/15/35 (j)	127,000	124,878
4.55%, 03/09/49 (j)	55,000	51,927
4.75%, 05/15/46 (j)	66,000	64,481
4.80%, 06/15/44 (j)	81,000	79,111
4.85%, 03/01/39 (j)	225,000	226,325
5.15%, 11/15/46 (j)	17,000	17,385
5.25%, 03/01/37 (j)	97,000	102,048
5.45%, 03/01/47 (j)	110,000	117,453
Athene Holding Ltd. 4.13%, 01/12/28 (j)	78,000	74,872

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	31

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Avangrid Inc. 3.15%, 12/01/24 (j)	157,000	155,074
Bank of America Corp. 3.25%, 10/21/27 (j)	4,000	3,916
3.95%, 04/21/25 (j)	94,000	95,776
4.18%, 11/25/27 (j)	136,000	138,059
4.25%, 10/22/26 (j)	137,000	140,355
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter) 2.37%, 07/21/21 (h)(j)	119,000	118,232
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter) 3.12%, 01/20/23 (h)(j)	106,000	106,270
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter) 3.37%, 01/23/26 (h)(j)	159,000	158,948
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter) 3.42%, 12/20/28 (h)(j)	134,000	131,151
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter) 3.46%, 03/15/25 (h)(j)	220,000	222,570
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter) 3.95%, 01/23/49 (h)(j)	75,000	73,123
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter) 4.24%, 04/24/38 (h)(j)	133,000	136,221
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter) 4.27%, 07/23/29 (h)(j)	51,000	53,069
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter) 4.33%, 03/15/50 (h)(j)	58,000	60,172

	Principal Amount ($)	Fair Value $
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter) 4.44%, 01/20/48 (h)(j)	66,000	68,631
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter) 4.34%, 10/05/28 (h)(j)	155,000	158,092
Barclays PLC 4.84%, 05/09/28 (j)	200,000	198,072
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter) 4.97%, 05/16/29 (h)(j)	200,000	206,482
Barrick North America Finance LLC 5.70%, 05/30/41 (j)	18,000	20,536
BAT Capital Corp. 2.30%, 08/14/20 (j)	301,000	297,945
2.76%, 08/15/22 (j)	94,000	92,413
3.56%, 08/15/27 (j)	67,000	63,437
4.39%, 08/15/37 (j)	40,000	35,837
4.54%, 08/15/47 (j)	64,000	55,978
Baxalta Inc. 2.88%, 06/23/20 (j)	32,000	31,964
Bayer US Finance II LLC 3.50%, 06/25/21 (b)(j)	405,000	406,976
Becton Dickinson and Co. 2.89%, 06/06/22 (j)	90,000	89,456
3.70%, 06/06/27 (j)	135,000	134,478
3.73%, 12/15/24 (j)	4,000	4,061
4.67%, 06/06/47 (j)	12,000	12,548
4.69%, 12/15/44 (j)	12,000	12,356
Berkshire Hathaway Energy Co. 2.40%, 02/01/20 (j)	253,000	252,471
3.25%, 04/15/28 (j)	62,000	61,642
3.80%, 07/15/48 (j)	75,000	71,633
6.13%, 04/01/36 (j)	89,000	111,796
Berkshire Hathaway Finance Corp. 4.25%, 01/15/49 (j)	59,000	61,826
Biogen Inc. 2.90%, 09/15/20 (j)	37,000	37,017
BNP Paribas S.A. 5.00%, 01/15/21 (j)	47,000	48,839
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter) 5.13%, 12/31/99 (b)(h)(j)	200,000	175,978

See Notes to Schedules of Investments and Notes to Financial Statements.

32	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Boston Scientific Corp. 4.00%, 03/01/28 (j)	108,000	111,160
4.70%, 03/01/49 (j)	39,000	41,393
BP Capital Markets America Inc. 3.02%, 01/16/27 (j)	229,000	224,777
3.22%, 11/28/23 (j)	106,000	107,342
Brighthouse Financial Inc. 3.70%, 06/22/27 (j)	10,000	9,050
4.70%, 06/22/47 (j)	7,000	5,598
Brixmor Operating Partnership LP 3.90%, 03/15/27 (j)	116,000	113,971
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.65%, 01/15/23 (j)	25,000	24,298
3.00%, 01/15/22 (j)	70,000	69,723
3.13%, 01/15/25 (j)	29,000	27,720
3.88%, 01/15/27 (j)	23,000	21,974
Brown-Forman Corp. 4.00%, 04/15/38 (j)	23,000	23,742
Buckeye Partners LP 5.60%, 10/15/44 (j)	25,000	23,994
Bunge Limited Finance Corp. 3.75%, 09/25/27 (j)	41,000	37,218
Burlington Northern Santa Fe LLC 4.15%, 12/15/48 (j)	84,000	88,237
4.55%, 09/01/44 (j)	132,000	144,709
Campbell Soup Co. 3.30%, 03/15/21 (j)	138,000	138,758
Canadian Natural Resources Ltd. 3.85%, 06/01/27 (j)	23,000	23,046
4.95%, 06/01/47 (j)	19,000	20,628
Canadian Pacific Railway Co. 2.90%, 02/01/25 (j)	43,000	42,291
Capital One Financial Corp. 3.75%, 07/28/26 (j)	134,000	130,614
4.75%, 07/15/21 (j)	186,000	194,839
Cardinal Health Inc. 2.62%, 06/15/22 (j)	45,000	44,414
3.08%, 06/15/24 (j)	41,000	40,064
Caterpillar Financial Services Corp. 2.55%, 11/29/22 (j)	122,000	121,410
Caterpillar Inc. 3.80%, 08/15/42 (j)	31,000	31,482
CBS Corp. 2.90%, 01/15/27 (j)	53,000	49,460
3.70%, 06/01/28 (j)	45,000	43,870
Celgene Corp. 3.45%, 11/15/27 (j)	5,000	4,940
4.35%, 11/15/47 (j)	4,000	3,922
4.55%, 02/20/48 (j)	72,000	73,067
5.00%, 08/15/45 (j)	35,000	37,096

	Principal Amount ($)	Fair Value $
Cenovus Energy Inc. 4.25%, 04/15/27 (j)	41,000	40,386
4.45%, 09/15/42 (j)	25,000	22,095
5.40%, 06/15/47 (j)	12,000	11,952
CenterPoint Energy Inc. 2.50%, 09/01/22 (j)	183,000	179,053
3.60%, 11/01/21 (j)	88,000	89,355
Charter Communications Operating LLC/Charter Communications Operating Capital 3.58%, 07/23/20 (j)	346,000	348,526
4.91%, 07/23/25 (j)	43,000	45,381
5.05%, 03/30/29 (j)	165,000	173,884
5.75%, 04/01/48 (j)	107,000	111,815
6.38%, 10/23/35 (j)	15,000	16,703
6.48%, 10/23/45 (j)	35,000	39,262
Chevron Corp. 2.42%, 11/17/20 (j)	48,000	47,901
3.19%, 06/24/23 (j)	74,000	75,701
Chubb INA Holdings Inc. 4.35%, 11/03/45 (j)	64,000	69,583
Church & Dwight Company Inc. 2.45%, 08/01/22 (j)	44,000	43,320
Cigna Corp. 3.20%, 09/17/20 (b)(j)	143,000	143,759
3.40%, 09/17/21 (b)(j)	69,000	69,719
3.75%, 07/15/23 (b)(j)	72,000	73,754
4.13%, 11/15/25 (b)(j)	121,000	125,239
4.38%, 10/15/28 (b)(j)	46,000	47,702
4.80%, 08/15/38 (b)(j)	42,000	43,207
4.90%, 12/15/48 (b)(j)	42,000	43,361
Cigna Holding Co.
3.25%, 04/15/25 (j)	82,000	81,241
3.88%, 10/15/47 (j)	54,000	47,994
Cimarex Energy Co.
3.90%, 05/15/27	8,000	7,968
4.38%, 03/15/29	176,000	181,282
Cisco Systems Inc. 5.90%, 02/15/39 (j)	54,000	70,768
Citibank NA 2.85%, 02/12/21 (j)	254,000	254,653
Citigroup Inc.
2.70%, 10/27/22 (j)	93,000	92,109
2.90%, 12/08/21 (j)	383,000	382,824
4.40%, 06/10/25 (j)	36,000	37,273
4.45%, 09/29/27 (j)	54,000	55,472
4.65%, 07/23/48 (j)	135,000	144,922
4.75%, 05/18/46 (j)	54,000	55,767
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter) 2.88%, 07/24/23 (h)(j)	68,000	67,520

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	33

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter) 3.88%, 01/24/39 (h)(j)	41,000	39,864
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter) 4.28%, 04/24/48 (h)(j)	107,000	109,295
Citigroup Inc. (5.88% fixed rate until 03/27/20; 4.06% + 3 month USD LIBOR thereafter) 4.06% - 3 mo. USD LIBOR 5.88%, 12/29/49 (h)(j)	289,000	291,878
CME Group Inc. 3.75%, 06/15/28 (j)	53,000	55,755
CMS Energy Corp. 4.88%, 03/01/44 (j)	181,000	199,393
CNA Financial Corp.
3.45%, 08/15/27 (j)	43,000	41,838
5.88%, 08/15/20 (j)	200,000	207,992
CNH Industrial Capital LLC
3.38%, 07/15/19 (j)	85,000	85,067
4.38%, 11/06/20 (j)	59,000	60,031
4.88%, 04/01/21 (j)	74,000	76,113
CNH Industrial N.V. 3.85%, 11/15/27 (j)	132,000	126,373
CNOOC Nexen Finance 2014 ULC 4.25%, 04/30/24 (j)	233,000	243,434
Columbia Pipeline Group Inc. 3.30%, 06/01/20 (j)	66,000	66,263
Comcast Corp.
3.20%, 07/15/36 (j)	90,000	81,617
3.97%, 11/01/47 (j)	228,000	220,481
4.15%, 10/15/28 (j)	187,000	196,879
4.25%, 10/15/30 (j)	81,000	86,002
4.60%, 08/15/45 (j)	32,000	34,000
4.70%, 10/15/48 (j)	48,000	52,108
CommonSpirit Health 4.35%, 11/01/42 (j)	129,000	122,421
Commonwealth Bank of Australia 4.32%, 01/10/48 (b)(j)	202,000	193,534
Conagra Brands Inc.
3.80%, 10/22/21 (j)	159,000	161,911
4.30%, 05/01/24	83,000	85,927
5.30%, 11/01/38 (j)	46,000	46,437
5.40%, 11/01/48 (j)	40,000	40,162
Conagra Brands Inc. 0.75% + 3 month USD LIBOR 3.51%, 10/22/20 (h)(j)	117,000	116,849

	Principal Amount ($)	Fair Value $
Concho Resources Inc.
3.75%, 10/01/27 (j)	36,000	35,720
4.30%, 08/15/28 (j)	134,000	138,285
4.88%, 10/01/47 (j)	35,000	36,879
ConocoPhillips Co. 4.30%, 11/15/44 (j)	90,000	95,926
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26 (j)	100,000	96,455
3.88%, 06/15/47 (j)	51,000	49,845
Constellation Brands Inc.
3.70%, 12/06/26 (j)	79,000	78,651
4.50%, 05/09/47 (j)	76,000	73,713
Continental Resources Inc. 4.50%, 04/15/23 (j)	185,000	191,647
Corning Inc. 4.38%, 11/15/57 (j)	82,000	75,989
Corporation Andina de Fomento 2.20%, 07/18/20 (j)	157,000	155,469
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 06/09/23 (j)	275,000	279,191
Crown Castle International Corp. 5.20%, 02/15/49 (j)	64,000	67,348
CSX Corp. 4.50%, 03/15/49 - 08/01/54 (j)	149,000	154,422
CubeSmart LP 4.38%, 02/15/29 (j)	103,000	105,443
CVS Health Corp.
2.25%, 08/12/19 (j)	143,000	142,703
3.13%, 03/09/20 (j)	396,000	397,073
3.35%, 03/09/21 (j)	60,000	60,485
3.70%, 03/09/23 (j)	278,000	282,526
3.88%, 07/20/25 (j)	44,000	44,547
4.10%, 03/25/25 (j)	108,000	110,857
4.30%, 03/25/28 (j)	64,000	64,899
4.78%, 03/25/38 (j)	106,000	104,939
5.00%, 12/01/24 (j)	100,000	106,487
5.05%, 03/25/48 (j)	102,000	102,723
5.13%, 07/20/45 (j)	39,000	39,598
D.R. Horton Inc. 2.55%, 12/01/20 (j)	125,000	124,086
Dell International LLC/EMC Corp. 4.00%, 07/15/24 (b)(j)	119,000	119,923
5.30%, 10/01/29 (b)(j)	88,000	88,975
5.45%, 06/15/23 (b)(j)	65,000	69,258
6.02%, 06/15/26 (b)(j)	43,000	46,284
8.10%, 07/15/36 (b)(j)	11,000	12,911
8.35%, 07/15/46 (b)(j)	61,000	73,623

See Notes to Schedules of Investments and Notes to Financial Statements.

34	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Deutsche Bank AG 2.70%, 07/13/20 (j)	105,000	103,868
3.30%, 11/16/22 (j)	155,000	150,042
Devon Energy Corp. 4.00%, 07/15/21 (j)	245,000	250,071
5.00%, 06/15/45 (j)	48,000	50,164
Diageo Investment Corp. 2.88%, 05/11/22 (j)	92,000	92,513
Discover Bank 3.10%, 06/04/20 (j)	298,000	298,662
Discovery Communications LLC 2.20%, 09/20/19 (j)	127,000	126,505
3.95%, 03/20/28 (j)	106,000	103,067
4.95%, 05/15/42 (j)	21,000	19,708
5.00%, 09/20/37 (j)	35,000	33,980
Dollar Tree Inc. 4.00%, 05/15/25 (j)	88,000	89,033
Dominion Energy Inc. 2.58%, 07/01/20 (j)	98,000	97,514
DowDuPont Inc. 3.77%, 11/15/20 (j)	288,000	293,230
5.32%, 11/15/38 (j)	35,000	38,891
5.42%, 11/15/48 (j)	35,000	39,478
DTE Energy Co. 2.85%, 10/01/26 (j)	100,000	95,152
3.85%, 12/01/23 (j)	50,000	51,548
Duke Energy Carolinas LLC 3.95%, 03/15/48 (j)	57,000	58,256
Duke Energy Corp. 1.80%, 09/01/21 (j)	121,000	118,153
3.55%, 09/15/21 (j)	73,000	74,087
3.75%, 09/01/46 (j)	39,000	36,494
Duke Energy Progress LLC 4.15%, 12/01/44 (j)	75,000	78,023
Duke Realty LP 3.25%, 06/30/26 (j)	58,000	57,128
3.38%, 12/15/27 (j)	39,000	38,418
Duquesne Light Holdings Inc. 3.62%, 08/01/27 (b)(j)	70,000	68,835
Eastman Chemical Co. 3.50%, 12/01/21 (j)	92,000	93,248
3.60%, 08/15/22 (j)	35,000	35,653
4.50%, 01/15/21 (j)	183,000	186,773
Eaton Corp. 3.10%, 09/15/27 (j)	93,000	91,455
Ecolab Inc. 3.25%, 12/01/27 (j)	37,000	37,167
3.95%, 12/01/47 (j)	56,000	57,103
Edison International 4.13%, 03/15/28	37,000	34,931
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR 3.27%, 05/01/20 (h)(j)	141,000	141,369

	Principal Amount ($)	Fair Value $
Electricite de France S.A. 4.50%, 09/21/28 (b)(j)	200,000	206,396
Eli Lilly & Co. 3.38%, 03/15/29 (j)	101,000	103,642
3.70%, 03/01/45 (j)	12,000	11,883
3.95%, 03/15/49 (j)	89,000	91,066
Emera US Finance LP 4.75%, 06/15/46 (j)	11,000	11,408
Enbridge Energy Partners LP 5.50%, 09/15/40 (j)	14,000	15,672
Encana Corp. 3.90%, 11/15/21 (j)	112,000	114,268
Energy Transfer Operating LP 4.25%, 03/15/23 (j)	90,000	91,996
4.50%, 04/15/24 (j)	164,000	171,485
4.95%, 06/15/28 (j)	33,000	34,603
5.88%, 01/15/24 (j)	316,000	345,514
6.13%, 12/15/45 (j)	24,000	25,871
6.50%, 02/01/42 (j)	87,000	97,545
7.50%, 10/15/20 (j)	157,000	166,885
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23 (j)	59,000	61,447
Entergy Louisiana LLC 3.05%, 06/01/31 (j)	54,000	51,497
4.00%, 03/15/33 (j)	57,000	59,790
Enterprise Products Operating LLC 4.25%, 02/15/48 (j)	145,000	141,436
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter) 5.25%, 08/16/77 (h)(j)	43,000	39,712
EOG Resources Inc. 4.10%, 02/01/21 (j)	138,000	141,300
4.15%, 01/15/26 (j)	25,000	26,475
5.10%, 01/15/36 (j)	39,000	43,957
EPR Properties 4.95%, 04/15/28 (j)	58,000	60,275
EQM Midstream Partners LP 4.75%, 07/15/23 (j)	21,000	21,412
5.50%, 07/15/28 (j)	21,000	21,217
ERP Operating LP 4.50%, 07/01/44 (j)	39,000	42,003
Exelon Corp. 3.50%, 06/01/22 (j)	103,000	104,058
4.45%, 04/15/46 (j)	77,000	79,077
Express Scripts Holding Co. 3.40%, 03/01/27 (j)	43,000	41,881
Exxon Mobil Corp. 2.22%, 03/01/21 (j)	91,000	90,553

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	35

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

FedEx Corp. 4.10%, 02/01/45 (j)	151,000	136,336
Fifth Third Bancorp 3.65%, 01/25/24 (j)	164,000	167,902
FirstEnergy Corp. 3.90%, 07/15/27 (j)	12,000	12,170
FirstEnergy Transmission LLC 4.55%, 04/01/49 (b)(j)	90,000	91,996
Florida Power & Light Co. 4.13%, 02/01/42 (j)	81,000	85,837
Ford Motor Co. 4.35%, 12/08/26 (j)	52,000	48,185
Ford Motor Credit Company LLC 3.10%, 05/04/23 (j)	211,000	197,369
3.22%, 01/09/22 (j)	248,000	240,820
3.34%, 03/28/22 (j)	200,000	193,946
8.13%, 01/15/20 (j)	225,000	233,062
General Dynamics Corp. 2.13%, 08/15/26 (j)	106,000	100,087
2.88%, 05/11/20	138,000	138,486
3.00%, 05/11/21 (j)	189,000	190,692
3.50%, 05/15/25 (j)	98,000	101,507
General Mills Inc. 3.20%, 04/16/21 (j)	126,000	127,092
3.70%, 10/17/23 (j)	88,000	90,185
4.55%, 04/17/38 (j)	47,000	46,545
4.70%, 04/17/48 (j)	16,000	15,971
General Motors Co. 5.20%, 04/01/45 (j)	13,000	11,580
5.40%, 04/01/48 (j)	35,000	32,039
General Motors Financial Company Inc. 2.35%, 10/04/19 (j)	151,000	150,612
3.20%, 07/13/20 (j)	62,000	62,150
3.45%, 01/14/22 - 04/10/22 (j)	316,000	316,453
3.55%, 04/09/21 (j)	180,000	180,968
5.25%, 03/01/26 (j)	80,000	82,514
Georgia-Pacific LLC 3.60%, 03/01/25 (b)(j)	440,000	449,539
Gilead Sciences Inc. 2.55%, 09/01/20 (j)	45,000	44,940
2.95%, 03/01/27 (j)	25,000	24,283
3.50%, 02/01/25 (j)	44,000	44,822
3.65%, 03/01/26 (j)	80,000	81,589
4.15%, 03/01/47 (j)	105,000	101,172
4.80%, 04/01/44 (j)	39,000	40,864
GlaxoSmithKline Capital Inc. 3.38%, 05/15/23 (j)	101,000	103,395
3.63%, 05/15/25 (j)	98,000	101,338
GlaxoSmithKline Capital PLC 3.13%, 05/14/21 (j)	94,000	94,995
3.38%, 06/01/29 (j)	225,000	227,441

	Principal Amount ($)	Fair Value $
Glencore Finance Canada Ltd. 4.95%, 11/15/21 (b)(j)	64,000	66,495
Glencore Funding LLC 4.13%, 03/12/24 (b)(j)	230,000	232,553
4.88%, 03/12/29 (b)(j)	92,000	93,005
Grupo Televisa SAB 5.00%, 05/13/45 (j)	209,000	204,381
Halliburton Co. 3.80%, 11/15/25 (j)	64,000	65,404
5.00%, 11/15/45 (j)	53,000	56,390
Hess Corp. 5.60%, 02/15/41 (j)	30,000	30,376
5.80%, 04/01/47 (j)	17,000	17,689
Hewlett Packard Enterprise Co. 6.35%, 10/15/45 (j)	28,000	29,287
Highwoods Realty LP 4.13%, 03/15/28 (j)	48,000	48,516
4.20%, 04/15/29 (j)	138,000	139,828
HSBC Holdings PLC 4.25%, 03/14/24 (j)	248,000	253,409
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter) 3.80%, 03/11/25 (h)(j)	238,000	241,653
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter) 4.29%, 09/12/26 (h)(j)	205,000	211,129
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter) 6.00%, 12/31/99 (h)(j)	220,000	216,275
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter) 6.50%, 12/31/99 (h)(j)	160,000	158,570
Hyundai Capital America 3.10%, 04/05/22 (b)(j)	56,000	55,508
Ingersoll-Rand Luxembourg Finance S.A. 3.50%, 03/21/26 (j)	136,000	137,344
3.55%, 11/01/24 (j)	88,000	89,711
3.80%, 03/21/29 (j)	136,000	138,036
Intel Corp. 2.60%, 05/19/26 (j)	114,000	111,549

See Notes to Schedules of Investments and Notes to Financial Statements.

36	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

International Business Machines Corp. 3.30%, 01/27/27	109,000	110,061
International Paper Co. 4.40%, 08/15/47 (j)	67,000	62,669
Interstate Power & Light Co. 3.40%, 08/15/25 (j)	82,000	81,653
Jabil Inc. 3.95%, 01/12/28 (j)	80,000	74,455
Jefferies Group LLC 5.13%, 01/20/23 (j)	58,000	61,416
6.50%, 01/20/43 (j)	70,000	72,969
Johnson & Johnson 3.63%, 03/03/37 (j)	43,000	43,550
Johnson Controls International PLC 4.50%, 02/15/47 (j)	31,000	29,619
JPMorgan Chase & Co. 2.55%, 10/29/20 (j)	196,000	195,485
3.30%, 04/01/26 (j)	202,000	202,360
3.63%, 12/01/27 (j)	51,000	50,680
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter) 3.51%, 01/23/29 (h)(j)	103,000	102,012
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter) 3.88%, 07/24/38 (h)(j)	144,000	140,986
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter) 3.90%, 01/23/49 (h)(j)	95,000	91,943
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter) 3.96%, 01/29/27 (h)(j)	164,000	169,274
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter) 4.01%, 04/23/29 (h)(j)	82,000	84,097
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter) 4.03%, 07/24/48 (h)(j)	102,000	100,463

	Principal Amount ($)	Fair Value $
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter) 6.10%, 10/29/49 (h)(j)	183,000	192,071
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR 6.22%, 12/29/49 (h)(j)	83,000	83,340
Keurig Dr Pepper Inc. 3.55%, 05/25/21 (b)(j)	249,000	251,709
4.06%, 05/25/23 (b)(j)	102,000	104,942
4.50%, 11/15/45 (j)	42,000	38,663
4.60%, 05/25/28 (b)(j)	32,000	33,358
Kinder Morgan Energy Partners LP 3.50%, 03/01/21 (j)	284,000	286,610
4.70%, 11/01/42 (j)	17,000	16,510
5.30%, 09/15/20 (j)	66,000	68,184
6.38%, 03/01/41 (j)	41,000	47,436
Kinder Morgan Inc. 3.05%, 12/01/19 (j)	54,000	54,024
4.30%, 03/01/28 (j)	52,000	53,745
5.05%, 02/15/46 (j)	41,000	41,979
5.55%, 06/01/45 (j)	35,000	38,217
Kraft Heinz Foods Co. 2.80%, 07/02/20 (j)	115,000	114,750
4.38%, 06/01/46 (j)	48,000	41,532
L3 Technologies Inc. 3.85%, 12/15/26 (j)	76,000	77,243
Lam Research Corp. 4.00%, 03/15/29 (j)	134,000	136,700
Liberty Property LP 4.38%, 02/01/29 (j)	78,000	81,280
Lincoln National Corp. 3.63%, 12/12/26 (j)	38,000	38,155
4.35%, 03/01/48 (j)	89,000	88,171
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter) 2.91%, 11/07/23 (h)(j)	203,000	197,992
Lockheed Martin Corp. 3.55%, 01/15/26 (j)	34,000	35,119
3.80%, 03/01/45 (j)	33,000	32,402
4.50%, 05/15/36 (j)	90,000	97,660
Lowe’s Companies Inc. 3.70%, 04/15/46 (j)	46,000	40,762
4.05%, 05/03/47 (j)	42,000	39,488
LYB International Finance BV 4.88%, 03/15/44 (j)	29,000	28,469
LYB International Finance II BV 3.50%, 03/02/27 (j)	34,000	32,691

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	37

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Marathon Oil Corp. 2.70%, 06/01/20 (j)	143,000	142,444
3.85%, 06/01/25 (j)	44,000	44,559
Mars Inc. 2.70%, 04/01/25 (b)	227,000	226,044
3.20%, 04/01/30 (b)	82,000	82,112
3.60%, 04/01/34 (b)	55,000	55,352
Marsh & McLennan Companies Inc. 3.50%, 03/10/25 (j)	78,000	79,970
4.90%, 03/15/49 (j)	121,000	132,494
Masco Corp. 3.50%, 11/15/27 (j)	29,000	27,524
McDonald’s Corp. 3.70%, 01/30/26 (j)	32,000	33,040
3.80%, 04/01/28 (j)	84,000	86,671
4.88%, 12/09/45 (j)	56,000	60,508
McKesson Corp. 3.65%, 11/30/20 (j)	354,000	358,025
Medtronic Inc. 4.63%, 03/15/45 (j)	16,000	18,269
Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/52 (j)	102,000	105,624
Merck & Company Inc. 2.75%, 02/10/25 (j)	77,000	77,109
3.40%, 03/07/29 (j)	141,000	144,931
4.00%, 03/07/49 (j)	67,000	69,726
MetLife Inc. 4.05%, 03/01/45 (j)	15,000	14,949
4.72%, 12/15/44 (j)	68,000	74,421
Microsoft Corp. 2.40%, 08/08/26 (j)	45,000	43,666
3.45%, 08/08/36 (j)	60,000	60,389
3.50%, 02/12/35 (j)	60,000	60,875
3.70%, 08/08/46 (j)	204,000	208,839
4.00%, 02/12/55 (j)	81,000	84,785
4.10%, 02/06/37 (j)	18,000	19,575
4.50%, 02/06/57 (j)	21,000	24,062
Mitsubishi UFJ Financial Group Inc. 3.54%, 07/26/21	226,000	229,119
Mizuho Financial Group Inc. 2.63%, 04/12/21 (b)(j)	442,000	439,264
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter) 3.92%, 09/11/24 (h)(j)	205,000	210,939
Molson Coors Brewing Co. 2.10%, 07/15/21 (j)	161,000	157,815
4.20%, 07/15/46 (j)	42,000	37,288

	Principal Amount ($)	Fair Value $
Morgan Stanley 2.63%, 11/17/21 (j)	299,000	297,221
2.65%, 01/27/20 (j)	66,000	65,949
2.75%, 05/19/22 (j)	275,000	273,317
3.70%, 10/23/24 (j)	33,000	33,632
3.95%, 04/23/27 (j)	242,000	241,806
4.10%, 05/22/23 (j)	87,000	89,563
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter) 3.97%, 07/22/38 (h)(j)	71,000	69,455
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter) 4.43%, 01/23/30 (h)(j)	85,000	89,599
MPLX LP 3.38%, 03/15/23 (j)	47,000	47,352
4.50%, 04/15/38 (j)	54,000	51,296
4.70%, 04/15/48 (j)	48,000	45,841
Mylan Inc. 5.20%, 04/15/48 (j)	46,000	41,537
National Retail Properties Inc. 4.00%, 11/15/25 (j)	87,000	89,002
Newfield Exploration Co. 5.75%, 01/30/22 (j)	401,000	427,931
Newmont Mining Corp. 4.88%, 03/15/42 (j)	72,000	75,412
Nexen Inc. 6.40%, 05/15/37 (j)	69,000	88,848
NextEra Energy Capital Holdings Inc. 3.25%, 04/01/26	136,000	136,035
Noble Energy Inc. 3.90%, 11/15/24 (j)	55,000	55,578
5.05%, 11/15/44 (j)	15,000	14,897
Nordstrom Inc. 5.00%, 01/15/44 (j)	4,000	3,614
Norfolk Southern Corp. 3.95%, 10/01/42 (j)	62,000	60,361
Northern States Power Co. 2.20%, 08/15/20 (j)	283,000	281,460
Northrop Grumman Corp. 2.55%, 10/15/22 (j)	46,000	45,531
3.85%, 04/15/45 (j)	16,000	15,326
4.03%, 10/15/47 (j)	27,000	26,636
Nucor Corp. 3.95%, 05/01/28 (j)	94,000	97,803
4.13%, 09/15/22 (j)	54,000	56,266
Nutrien Ltd. 4.00%, 12/15/26 (j)	55,000	55,640
4.90%, 06/01/43 (j)	52,000	53,059
NXP BV/NXP Funding LLC 4.13%, 06/01/21 (b)(j)	530,000	539,625

See Notes to Schedules of Investments and Notes to Financial Statements.

38	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Occidental Petroleum Corp. 4.10%, 02/15/47 (j)	29,000	29,659
4.20%, 03/15/48 (j)	58,000	60,768
Omnicom Group Inc./Omnicom Capital Inc. 3.63%, 05/01/22 (j)	87,000	88,540
Oncor Electric Delivery Company LLC 3.80%, 09/30/47 (j)	20,000	20,105
Oracle Corp. 2.40%, 09/15/23 (j)	59,000	57,963
2.65%, 07/15/26 (j)	100,000	96,744
3.80%, 11/15/37 (j)	32,000	32,052
4.00%, 07/15/46 - 11/15/47 (j)	158,000	158,934
4.13%, 05/15/45 (j)	20,000	20,410
Oshkosh Corp. 5.38%, 03/01/25 (j)	74,000	76,276
Owens Corning 4.40%, 01/30/48 (j)	61,000	50,188
PacifiCorp 6.25%, 10/15/37 (j)	157,000	202,202
Packaging Corporation of America 3.40%, 12/15/27 (j)	43,000	41,784
PepsiCo Inc. 3.45%, 10/06/46 (j)	59,000	56,906
Perrigo Finance Unlimited Co. 3.50%, 03/15/21 (j)	210,000	207,841
3.90%, 12/15/24 (j)	250,000	242,350
Petroleos Mexicanos 5.35%, 02/12/28 (j)	45,000	41,744
5.38%, 03/13/22 (j)	89,000	90,816
5.63%, 01/23/46 (j)	72,000	59,199
6.35%, 02/12/48 (j)	45,000	39,668
6.50%, 03/13/27 (j)	114,000	114,480
6.75%, 09/21/47 (j)	156,000	143,097
Pfizer Inc. 3.00%, 12/15/26 (j)	52,000	52,093
3.20%, 09/15/23 (j)	71,000	72,681
3.45%, 03/15/29 (j)	121,000	124,343
3.60%, 09/15/28 (j)	120,000	124,924
3.90%, 03/15/39 (j)	56,000	57,526
4.00%, 03/15/49 (j)	89,000	92,196
4.13%, 12/15/46 (j)	36,000	37,907
4.40%, 05/15/44 (j)	22,000	23,850
Philip Morris International Inc. 4.13%, 03/04/43 (j)	76,000	71,753
Phillips 66 3.90%, 03/15/28 (j)	113,000	115,150
Phillips 66 Partners LP 3.75%, 03/01/28 (j)	52,000	51,217
4.68%, 02/15/45 (j)	53,000	52,139
Pioneer Natural Resources Co. 3.95%, 07/15/22	116,000	119,314

	Principal Amount ($)	Fair Value $
Plains All American Pipeline LP/PAA Finance Corp. 4.70%, 06/15/44 (j)	40,000	37,146
5.75%, 01/15/20 (j)	103,000	105,054
PPL Capital Funding Inc. 3.10%, 05/15/26 (j)	80,000	76,804
Precision Castparts Corp. 4.38%, 06/15/45 (j)	81,000	87,672
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter) 5.70%, 09/15/48 (h)(j)	114,000	114,930
Public Service Company of Colorado 3.70%, 06/15/28 (j)	106,000	110,424
QUALCOMM Inc. 2.90%, 05/20/24 (j)	41,000	40,360
3.00%, 05/20/22 (j)	30,000	30,230
3.25%, 05/20/27 (j)	4,000	3,907
4.30%, 05/20/47 (j)	5,000	4,763
Realty Income Corp. 3.00%, 01/15/27 (j)	57,000	55,394
Regions Financial Corp. 3.80%, 08/14/23 (j)	100,000	102,766
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (j)	51,000	53,432
Rockwell Automation Inc. 4.20%, 03/01/49 (j)	69,000	72,821
Rockwell Automation Inc. 3.50%, 03/01/29	67,000	68,901
Rockwell Collins Inc. 3.50%, 03/15/27 (j)	64,000	63,204
Rogers Communications Inc. 5.00%, 03/15/44 (j)	34,000	37,848
Royal Bank of Scotland Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter) 4.52%, 06/25/24 (h)(j)	201,000	205,543
RPM International Inc. 3.75%, 03/15/27 (j)	69,000	66,668
Ryder System Inc. 2.45%, 09/03/19 (j)	207,000	206,526
3.65%, 03/18/24 (j)	185,000	188,955
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (j)	47,000	47,367
5.00%, 03/15/27 (j)	32,000	33,939
Santander Holdings USA Inc. 2.65%, 04/17/20 (j)	206,000	205,267
4.40%, 07/13/27 (j)	52,000	51,752

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	39

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Santander UK Group Holdings PLC 4.75%, 09/15/25 (b)(j)	200,000	199,344
Schlumberger Holdings Corp. 3.63%, 12/21/22 (b)(j)	380,000	389,937
Selective Insurance Group Inc. 5.38%, 03/01/49 (j)	89,000	91,277
Sempra Energy 3.80%, 02/01/38 (j)	37,000	33,866
4.00%, 02/01/48 (j)	37,000	33,909
Shell International Finance BV 2.38%, 08/21/22 (j)	123,000	122,155
3.75%, 09/12/46 (j)	33,000	32,960
4.13%, 05/11/35 (j)	48,000	51,062
Shire Acquisitions Investments Ireland DAC 2.88%, 09/23/23 (j)	6,000	5,921
3.20%, 09/23/26 (j)	40,000	38,680
Siemens Financieringsmaatschappij N.V. 2.00%, 09/15/23 (b)	257,000	247,887
Simon Property Group LP 3.38%, 06/15/27 (j)	74,000	74,471
Smithfield Foods Inc. 2.70%, 01/31/20 (b)(j)	66,000	65,600
Southern California Edison Co. 2.40%, 02/01/22 (j)	127,000	123,265
2.90%, 03/01/21 (j)	152,000	150,492
4.20%, 03/01/29 (j)	135,000	137,281
Southern Company Gas Capital Corp. 4.40%, 05/30/47 (j)	13,000	13,034
Southern Copper Corp. 5.88%, 04/23/45 (j)	76,000	85,382
Southwestern Electric Power Co. 2.75%, 10/01/26 (j)	77,000	73,203
Spectra Energy Partners LP 3.38%, 10/15/26 (j)	31,000	30,441
4.50%, 03/15/45 (j)	16,000	16,133
Starbucks Corp. 4.00%, 11/15/28 (j)	64,000	66,854
Sumitomo Mitsui Financial Group Inc. 2.78%, 07/12/22 (j)	158,000	157,242
Suncor Energy Inc. 4.00%, 11/15/47 (j)	18,000	17,717
Sunoco Logistics Partners Operations LP 5.30%, 04/01/44 (j)	62,000	60,436
Suzano Austria GmbH 6.00%, 01/15/29 (b)(j)	219,000	232,985

	Principal Amount ($)	Fair Value $
Syngenta Finance N.V. 3.70%, 04/24/20 (b)(j)	225,000	225,911
3.93%, 04/23/21 (b)(j)	275,000	276,705
4.44%, 04/24/23 (b)(j)	200,000	204,206
5.18%, 04/24/28 (b)(j)	200,000	203,342
Sysco Corp. 3.25%, 07/15/27 (j)	65,000	63,818
Takeda Pharmaceutical Company Ltd. 3.80%, 11/26/20 (b)(j)	209,000	211,995
4.00%, 11/26/21 (b)(j)	200,000	205,050
Tampa Electric Co. 4.35%, 05/15/44 (j)	148,000	150,251
Target Corp. 2.50%, 04/15/26 (j)	80,000	77,849
3.38%, 04/15/29 (j)	189,000	191,943
Teck Resources Ltd. 5.40%, 02/01/43 (j)	160,000	158,222
Telefonica Emisiones S.A. 4.10%, 03/08/27 (j)	189,000	191,841
Teva Pharmaceutical Finance Netherlands III BV 1.70%, 07/19/19 (j)	409,000	406,341
2.20%, 07/21/21 (j)	64,000	60,929
Texas Instruments Inc. 3.88%, 03/15/39 (j)	77,000	80,098
4.15%, 05/15/48	47,000	50,534
The Allstate Corp. 4.20%, 12/15/46 (j)	81,000	83,645
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter) 5.75%, 08/15/53 (h)(j)	133,000	135,060
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter) 2.66%, 05/16/23 (h)(j)	233,000	231,714
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter) 4.63%, 12/29/49 (h)(j)	93,000	88,038
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter) 4.65%, 12/31/99 (h)(j)	118,000	108,613
The Boeing Co. 3.25%, 03/01/28 (j)	61,000	61,188
3.55%, 03/01/38 (j)	62,000	59,624

See Notes to Schedules of Investments and Notes to Financial Statements.

40	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

The Cleveland Electric Illuminating Co. 4.55%, 11/15/30 (b)(j)	226,000	237,759
The Dow Chemical Co. 4.25%, 10/01/34 (j)	89,000	87,014
5.55%, 11/30/48 (b)(j)	54,000	60,245
The George Washington University 4.13%, 09/15/48 (j)	84,000	87,591
The Goldman Sachs Group Inc. 3.50%, 11/16/26 (j)	185,000	182,116
3.85%, 01/26/27 (j)	123,000	123,482
4.25%, 10/21/25 (j)	4,000	4,093
5.15%, 05/22/45 (j)	52,000	54,680
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter) 2.88%, 10/31/22 (h)(j)	123,000	122,062
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter) 2.91%, 06/05/23 (h)(j)	147,000	145,326
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter) 3.81%, 04/23/29 (h)(j)	125,000	123,830
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter) 4.02%, 10/31/38 (h)(j)	56,000	53,331
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter) 4.22%, 05/01/29 (h)(j)	173,000	176,496
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR 4.81%, 02/12/47 (b)(h)(j)	95,000	82,299
The Home Depot Inc. 3.35%, 09/15/25	37,000	38,117
3.50%, 09/15/56 (j)	72,000	66,100
3.90%, 12/06/28 - 06/15/47 (j)	116,000	119,964
4.50%, 12/06/48 (j)	45,000	49,789
The Interpublic Group of Companies Inc. 3.75%, 10/01/21 (j)	139,000	141,175

	Principal Amount ($)	Fair Value $
The Kroger Co. 2.95%, 11/01/21 (j)	150,000	150,105
4.65%, 01/15/48 (j)	40,000	37,234
The Mosaic Co. 5.63%, 11/15/43 (j)	16,000	16,970
The Sherwin-Williams Co. 2.25%, 05/15/20 (j)	97,000	96,428
2.75%, 06/01/22 (j)	36,000	35,777
3.45%, 06/01/27 (j)	29,000	28,510
4.50%, 06/01/47 (j)	24,000	23,609
The Southern Co. 3.25%, 07/01/26 (j)	8,000	7,841
4.40%, 07/01/46 (j)	5,000	5,028
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter) 3.63%, 09/15/31 (h)(j)	72,000	71,231
The Walt Disney Co. 3.38%, 11/15/26 (b)	29,000	29,602
4.50%, 02/15/21 (b)	61,000	63,134
4.75%, 11/15/46 (b)	17,000	19,682
6.65%, 11/15/37 (b)	110,000	151,600
The Williams Companies Inc. 3.75%, 06/15/27 (j)	26,000	25,817
3.90%, 01/15/25 (j)	31,000	31,643
4.85%, 03/01/48 (j)	50,000	49,931
4.90%, 01/15/45 (j)	30,000	29,923
5.40%, 03/04/44 (j)	15,000	15,884
Time Warner Cable LLC 4.50%, 09/15/42 (j)	13,000	11,400
6.55%, 05/01/37 (j)	58,000	64,008
Total Capital International S.A. 3.46%, 02/19/29 (j)	185,000	189,170
TransCanada PipeLines Ltd. 4.25%, 05/15/28 (j)	134,000	139,880
4.88%, 01/15/26 (j)	26,000	28,097
Transcontinental Gas Pipe Line Company LLC 4.00%, 03/15/28 (j)	52,000	52,999
TWDC Enterprises 18 Corp. 4.13%, 06/01/44 (j)	18,000	19,155
Tyco Electronics Group S.A. 2.35%, 08/01/19 (j)	266,000	265,279
3.13%, 08/15/27 (j)	100,000	96,695
Tyson Foods Inc. 2.65%, 08/15/19 (j)	38,000	37,956
4.00%, 03/01/26 (j)	186,000	190,187
4.55%, 06/02/47 (j)	16,000	15,114
U.S. Bancorp 3.15%, 04/27/27 (j)	93,000	93,371

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	41

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter) 5.13%, 12/29/49 (h)(j)	206,000	209,716
UBS Group Funding Switzerland AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter) 2.86%, 08/15/23 (b)(h)(j)	253,000	249,101
Union Pacific Corp. 3.20%, 06/08/21 (j)	134,000	135,542
3.50%, 06/08/23 (j)	105,000	107,484
3.60%, 09/15/37 (j)	22,000	20,904
3.70%, 03/01/29 (j)	185,000	189,986
4.10%, 09/15/67 (j)	36,000	33,303
4.30%, 03/01/49 (j)	53,000	54,669
United Technologies Corp. 3.65%, 08/16/23 (j)	119,000	122,119
3.95%, 08/16/25 (j)	46,000	47,799
4.13%, 11/16/28 (j)	22,000	22,876
4.15%, 05/15/45 (j)	60,000	58,852
4.45%, 11/16/38 (j)	47,000	48,749
4.50%, 06/01/42 (j)	42,000	43,353
UnitedHealth Group Inc. 4.45%, 12/15/48 (j)	202,000	219,021
4.75%, 07/15/45 (j)	32,000	36,040
Vale Overseas Ltd. 4.38%, 01/11/22 (j)	60,000	61,097
6.25%, 08/10/26 (j)	92,000	100,448
Vale S.A. 5.63%, 09/11/42 (j)	19,000	18,985
Valero Energy Corp. 4.00%, 04/01/29	226,000	228,332
Valero Energy Partners LP 4.38%, 12/15/26 (j)	122,000	126,365
Ventas Realty LP 3.25%, 10/15/26 (j)	96,000	93,056
Verizon Communications Inc. 3.38%, 02/15/25 (j)	80,000	81,088
3.88%, 02/08/29 (j)	34,000	34,885
4.33%, 09/21/28 (j)	88,000	93,107
4.40%, 11/01/34 (j)	46,000	47,920
4.52%, 09/15/48 (j)	59,000	60,509
4.67%, 03/15/55 (j)	60,000	61,174
4.86%, 08/21/46 (j)	347,000	369,385
5.01%, 04/15/49 (j)	33,000	35,947
5.25%, 03/16/37 (j)	55,000	61,954
Viacom Inc. 3.45%, 10/04/26 (j)	62,000	59,362
4.38%, 03/15/43 (j)	54,000	48,564
5.25%, 04/01/44 (j)	13,000	13,021
Virginia Electric & Power Co. 4.00%, 11/15/46 (j)	56,000	56,181

	Principal Amount ($)	Fair Value $
Visa Inc. 3.15%, 12/14/25 (j)	23,000	23,347
4.30%, 12/14/45 (j)	79,000	87,052
Vodafone Group PLC 4.38%, 05/30/28 (j)	77,000	78,254
5.25%, 05/30/48 (j)	37,000	36,928
Volkswagen Group of America Finance LLC 4.00%, 11/12/21 (b)(j)	400,000	407,752
Vornado Realty LP 3.50%, 01/15/25 (j)	44,000	43,574
Vulcan Materials Co. 3.90%, 04/01/27 (j)	47,000	46,618
Wabtec Corp. 3.45%, 11/15/26	85,000	78,809
Walgreen Co. 4.40%, 09/15/42 (j)	39,000	35,587
Walmart Inc. 3.63%, 12/15/47 (j)	46,000	45,457
3.70%, 06/26/28 (j)	102,000	107,338
3.95%, 06/28/38 (j)	49,000	51,450
4.05%, 06/29/48 (j)	61,000	64,990
Warner Media LLC 5.35%, 12/15/43 (j)	55,000	58,110
WEC Energy Group Inc. 3.55%, 06/15/25 (j)	101,000	103,005
Wells Fargo & Co. 3.90%, 05/01/45 (j)	5,000	4,957
4.15%, 01/24/29 (j)	167,000	174,535
4.75%, 12/07/46 (j)	270,000	282,242
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter) 5.88%, 12/29/49 (h)(j)	110,000	117,201
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter) 5.90%, 12/29/49 (h)(j)	94,000	96,577
Wells Fargo & Co. 3.77% + 3 month USD LIBOR 6.38%, 03/29/49 (h)(j)	156,000	157,326
Wells Fargo Bank NA 2.60%, 01/15/21 (j)	514,000	512,237
Western Midstream Operating LP 4.00%, 07/01/22 (j)	152,000	154,204
5.38%, 06/01/21 (j)	24,000	24,885
Willis North America Inc. 3.60%, 05/15/24 (j)	82,000	82,455
WPP Finance 2010 3.75%, 09/19/24 (j)	64,000	63,044
WRKCo Inc. 3.00%, 09/15/24 (j)	64,000	62,221

See Notes to Schedules of Investments and Notes to Financial Statements.

42	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Xilinx Inc. 2.95%, 06/01/24 (j)	52,000	51,576
Zoetis Inc. 3.00%, 09/12/27 (j)	29,000	27,861
3.90%, 08/20/28 (j)	71,000	72,731

		70,245,831

Non-Agency Collateralized Mortgage Obligations - 2.6%
BANK 2017-BNK4 4.52%, 04/15/52 (c)(h)	119,000	123,636
BANK 2018-BNK11 4.36%, 03/15/61 (h)(j)	123,000	128,524
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR 3.23%, 11/15/35 (b)(h)(j)	450,590	449,945
BXP Trust 2017-GM 3.38%, 06/13/39 (b)(j)	489,000	495,933
Citigroup Commercial Mortgage Trust 2016-P6 3.72%, 12/10/49 (h)(j)	268,803	279,628
4.03%, 12/10/49 (h)(j)	345,016	360,646
Citigroup Commercial Mortgage Trust 2018-C5 4.51%, 06/10/51 (j)	224,000	236,391
COMM 2013-LC13 Mortgage Trust 4.56%, 08/10/46 (b)(h)(j)	175,000	185,038
COMM 2014-CR14 Mortgage Trust 4.53%, 02/10/47 (h)(j)	245,000	257,977
GS Mortgage Securities Trust 2012-GCJ9 1.96%, 11/10/45 (g)(h)(j)	723,075	42,863
GS Mortgage Securities Trust 2016-GS3 2.85%, 10/10/49 (j)	379,000	372,397
GS Mortgage Securities Trust 2017-GS5 3.67%, 03/10/50 (j)	716,046	740,575
GS Mortgage Securities Trust 2018-GS9 4.14%, 03/10/51 (h)(j)	237,000	249,068
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 1.52%, 12/15/47 (g)(h)(j)	783,238	31,691
JPMBB Commercial Mortgage Securities Trust 2013-C12 4.04%, 07/15/45 (h)(j)	125,000	129,825
LB-UBS Commercial Mortgage Trust 2004-C8 0.32%, 12/15/39 (b)(g)(h)(j)	36,957	23

	Principal Amount ($)	Fair Value $
LB-UBS Commercial Mortgage Trust 2007-C6 6.11%, 07/15/40 (b)(j)	7,582	7,611
6.11%, 07/15/40 (h)(j)	3,860	3,874
MASTR Alternative Loan Trust 2003-5 5.00%, 08/25/18 (g)**	1,117	—
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 0.93%, 03/15/48 (g)(h)(j)	3,768,487	158,300
Morgan Stanley Capital I Trust 2006-IQ11 6.24%, 10/15/42 (h)(j)	270,000	275,024
Morgan Stanley Capital I Trust 2006-T21 5.27%, 10/12/52 (h)	10,484	10,523
UBS Commercial Mortgage Trust 2018-C12 4.79%, 08/15/51 (h)(j)	189,000	203,467
Wells Fargo Commercial Mortgage Trust 2015-C26 1.23%, 02/15/48 (g)(h)(j)	3,013,991	164,506
Wells Fargo Commercial Mortgage Trust 2018-AUS 4.06%, 07/17/36 (b)(h)(j)	234,000	245,296
WFRBS Commercial Mortgage Trust 2013-C17 4.26%, 12/15/46 (j)	240,000	250,940
WFRBS Commercial Mortgage Trust 2014-LC14 4.35%, 03/15/47 (h)(j)	544,000	571,377

		5,975,078

Sovereign Bonds - 0.8%
Government of Chile 3.86%, 06/21/47 (j)	200,000	203,896
Government of Colombia 5.00%, 06/15/45 (j)	200,000	210,044
Government of Mexico 4.60%, 02/10/48 (j)	202,000	195,180
4.75%, 03/08/44 (j)	240,000	235,836
Government of Peru 5.63%, 11/18/50 (j)	113,000	145,511
Government of Philippines 3.95%, 01/20/40 (j)	200,000	210,350
Government of Qatar 3.38%, 03/14/24 (b)(j)	200,000	202,320
4.82%, 03/14/49 (b)(j)	235,000	247,657
Government of Uruguay 5.10%, 06/18/50 (j)	117,568	125,636

		1,776,430

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	43

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Municipal Bonds and Notes - 0.6%
American Municipal Power Inc. 6.27%, 02/15/50 (j)	105,000	136,817
Metropolitan St. Louis Sewer District 5.00%, 05/01/47 (j)	325,000	378,960
Port Authority of New York & New Jersey 4.46%, 10/01/62 (j)	250,000	280,082
State of California 4.60%, 04/01/38 (j)	165,000	175,784
5.70%, 11/01/21 (j)	290,000	314,192
State of Illinois 5.10%, 06/01/33 (j)	100,000	98,262
The University of Texas System 3.35%, 08/15/47 (j)	95,000	90,449

		1,474,546

Total Bonds and Notes (Cost $221,177,615)		224,841,193

Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $214,450) (h)(j)	8,578	223,457

	Principal Amount ($)	Fair Value $

Purchased Options - 0.0%*
10 Yr. U.S. Treasury Note Futures Options (Strike price 123.75 USD, expiration date 04/26/2019) (Cost $33,730)	143,000	44,688

Total Investments in Securities (Cost $221,425,795)		225,109,338

Short-Term Investments - 22.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.43% (Cost $52,013,635) (d)(e)(j)	52,013,635	52,013,635

Total Investments (Cost $273,439,430)		277,122,973

Liabilities in Excess of Other Assets, net - (21.9)%		(49,871,504)

NET ASSETS - 100.0%		227,251,469

Other Information:

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation

Markit CDX North America High Yield Index	Intercontinental Exchange	$7,938	5.00%/Quarterly	06/20/24	$527,617	$496,914	$30,703

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/Receives Fixed Rate/Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation

CME Group, Inc.	$9,486	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(172,202)	$—	$(172,202)
CME Group, Inc.	9,488	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(173,333)	—	(173,333)

								$(345,535)

See Notes to Schedules of Investments and Notes to Financial Statements.

44	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

The Fund had the following long futures contracts open at March 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

Ultra Long-Term U.S. Treasury Bond Futures	June 2019	2	$322,253	$336,000	$13,747
2 Yr. U.S. Treasury Notes Futures	June 2019	200	42,446,370	42,618,750	172,380
5 Yr. U.S. Treasury Notes Futures	June 2019	56	6,426,107	6,486,375	60,268
10 Yr. U.S. Treasury Notes Futures	June 2019	114	13,920,148	14,160,937	240,789

					$487,184

The Fund had the following short futures contracts open at March 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

U.S. Long Bond Futures	June 2019	27	$(3,931,756)	$(4,040,719)	$(108,963)
10 Yr. U.S. Treasury Ultra Futures	June 2019	52	(6,753,400)	(6,904,624)	(151,224)

					$(260,187)

The Fund had the following Purchased Options contracts at March 31, 2019:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation

PUTS
10 Yr. U.S. Treasury Note Futures - May 2019	Goldman Sachs & Co.	$123.75	04/26/2019	143	$143,000	$44,688	$33,730	$10,958

The Fund had the following Written Options contracts at March 31, 2019:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation

PUTS
10 Yr. U.S. Treasury Note Futures - May 2019	Goldman Sachs & Co.	$122.00	04/26/2019	(143)	$(143,000)	$(4,469)	$(4,255)	$(214)

During the period ended March 31, 2019 average notional values related to derivative contracts were as follows:

	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts

Average Notional Value	$7,448	$5,589	$745	$695	$78,693,960	$15,603,672	$4,569,278	$18,974,576

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	45

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019.

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Active Core Bond Fund	Investments in Securities

	U.S. Treasuries	$—	$69,574,882	$—	$69,574,882

	Agency Mortgage Backed	—	67,317,210	—	67,317,210

	Agency Collateralized Mortgage Obligations	—	2,180,616	—	2,180,616

	Asset Backed	—	6,296,600	—	6,296,600

	Corporate Notes	—	70,245,831	—	70,245,831

	Non-Agency Collateralized Mortgage Obligations	—	5,975,078	—	5,975,078

	Sovereign Bonds	—	1,776,430	—	1,776,430

	Municipal Bonds and Notes	—	1,474,546	—	1,474,546

	Preferred Stock	223,457	—	—	223,457

	Purchased Options	44,688	—	—	44,688

	Short-Term Investments	52,013,635	—	—	52,013,635

	Total Investments in Securities	$52,281,780	$224,841,193	$—	$277,122,973

	Other Financial Instruments

	Credit Default Swap Contracts - Unrealized Appreciation	$—	$30,703	$—	$30,703

	Interest Rate Swap Contracts - Unrealized Depreciation	—	(345,535)	—	(345,535)

	Long Futures Contracts - Unrealized Appreciation	487,184	—	—	487,184

	Short Futures Contracts - Unrealized Depreciation	(260,187)	—	—	(260,187)

	Written Options - Unrealized Depreciation	(214)			(214)

	Total Other Financial Instruments	$226,783	$(314,832)	$—	$(88,049)

Affiliate Table

	Number of Shares Held at 9/30/18	Value At 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	13,336,330	$13,336,330	$96,739,180	$58,061,875	$—	$—	52,013,635	$52,013,635	$413,849

See Notes to Schedules of Investments and Notes to Financial Statements.

46	State Street Active Core Bond Fund

State Street Institutional Funds

Notes to Schedule of Investments — March 31, 2019 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to $11,864,904 or 5.22% of the net assets of the State Street Active Core Bond Fund. These securities have been determined to be liquid using procedures established by the State Street Institutional Fund’s Board of Trustees (the “Board”).

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(d)	Coupon amount represents effective yield.
(e)

Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)

Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(i)	Step coupon bond.
(j)	At March 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
†	Percentages are based on net assets as of March 31, 2019.
*	Less than 0.05%.
**	Less than $0.50.

Abbreviations:

ADR - American Depositary Receipt

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Funds	47

State Street Institutional U.S. Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/19†		9/30/18	9/30/17	9/30/16	9/30/15**	9/30/14**
Inception date							11/25/97

Net asset value, beginning of period	$13.74		$14.95	$13.50	$14.46	$17.32	$15.59

Income/(loss) from investment operations:
Net investment income	0.08	*	0.16 *	0.18 *	0.21 *	0.21 *	0.22	*
Net realized and unrealized gains/(losses) on investments	(0.58	)*	1.95 *	2.16 *	1.52 *	(0.65)*	2.60	*

Total income/(loss) from investment operations	(0.50)		2.11	2.34	1.73	(0.44)	2.82

Less distributions from:
Net investment income	0.18		0.21	0.21	0.24	0.25	0.22
Net realized gains	1.46		3.11	0.68	2.45	2.17	0.87

Total distributions	1.64		3.32	0.89	2.69	2.42	1.09

Net asset value, end of period	$11.60		$13.74	$14.95	$13.50	$14.46	$17.32

Total Return(a)	(1.59)%		16.72%	18.29%	13.29%	(3.57)%	18.88%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$413,780		$522,658	$461,828	$603,060	$615,024	$836,752

Ratios to average net assets:
Net expenses	0.38	%***	0.37%	0.37%	0.37%	0.37%	0.36	%(b)
Gross expenses	0.38	%***	0.37%	0.37%	0.37%	0.37%	0.36%
Net investment income	1.35	%***	1.21%	1.29%	1.61%	1.32%	1.36%
Portfolio turnover rate	20%		48%	80%	43%	41%	38%

	Service Class
	3/31/19†		9/30/18	9/30/17	9/30/16	9/30/15**	9/30/14**
Inception date							1/3/01

Net asset value, beginning of period	$14.70		$15.77	$14.18	$15.06	$17.95	$15.96

Income/(loss) from investment operations:
Net investment income	0.07	*	0.14 *	0.15 *	0.19 *	0.18 *	0.19	*
Net realized and unrealized gains/(losses) on investments	(0.59	)*	2.08 *	2.29 *	1.58 *	(0.69)*	2.67	*

Total income/(loss) from investment operations	(0.52)		2.22	2.44	1.77	(0.51)	2.86

Less distributions from:
Net investment income	0.15		0.18	0.17	0.20	0.21	—
Net realized gains	1.46		3.11	0.68	2.45	2.17	0.87

Total distributions	1.61		3.29	0.85	2.65	2.38	0.87

Net asset value, end of period	$12.57		$14.70	$15.77	$14.18	$15.06	$17.95

Total Return(a)	(1.64)%		16.35%	18.07%	12.96%	(3.83)%	18.55%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$83		$104	$95	$95	$104	$117

Ratios to average net assets:
Net expenses	0.63	%***	0.62%	0.62%	0.62%	0.62%	0.61	%(b)
Gross expenses	0.63	%***	0.62%	0.62%	0.62%	0.62%	0.61%
Net investment income	1.11	%***	0.95%	1.04%	1.35%	1.07%	1.11%
Portfolio turnover rate	20%		48%	80%	43%	41%	38%

The accompanying Notes are an integral part of these financial statements.

48	Financial Highlights

State Street Institutional Premier Growth Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/19†		9/30/18	9/30/17	9/30/16	9/30/15**	9/30/14**
Inception date							10/29/99

Net asset value, beginning of period	$17.49		$15.69	$14.23	$13.61	$14.96	$12.92

Income/(loss) from investment operations:
Net investment income	0.05	*	0.11 *	0.13 *	0.13 *	0.13 *	0.13	*
Net realized and unrealized gains/(losses) on investments	(0.83	)*	2.82 *	2.60 *	1.88 *	(0.11)*	2.38	*

Total income/(loss) from investment operations	(0.78)		2.93	2.73	2.01	0.02	2.51

Less distributions from:
Net investment income	0.11		0.13	0.12	0.14	0.13	0.11
Net realized gains	1.93		1.00	1.15	1.25	1.24	0.36

Total distributions	2.04		1.13	1.27	1.39	1.37	0.47

Net asset value, end of period	$14.67		$17.49	$15.69	$14.23	$13.61	$14.96

Total Return(a)	(2.04)%		19.64%	21.18%	15.25%	(0.47)%	19.80%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$350,564		$365,078	$360,416	$325,700	$334,227	$428,536

Ratios to average net assets:
Net expenses	0.38	%***	0.38%	0.38%	0.38%	0.38%	0.37	%(b)
Gross expenses	0.38	%***	0.38%	0.38%	0.38%	0.38%	0.37%
Net investment income	0.62	%***	0.68%	0.88%	0.95%	0.89%	0.94%
Portfolio turnover rate	15%		21%	24%	21%	21%	21%

	Service Class
	3/31/19†		9/30/18	9/30/17	9/30/16	9/30/15**	9/30/14**
Inception date							1/3/01

Net asset value, beginning of period	$17.24		$15.48	$14.06	$13.46	$14.82	$12.80

Income/(loss) from investment operations:
Net investment income	0.03	*	0.07 *	0.09 *	0.09 *	0.09 *	0.10	*
Net realized and unrealized gains/(losses) on investments	(0.82	)*	2.78 *	2.57 *	1.87 *	(0.12)*	2.36	*

Total income/(loss) from investment operations	(0.79)		2.85	2.66	1.96	(0.03)	2.46

Less distributions from:
Net investment income	0.07		0.09	0.09	0.11	0.09	0.08
Net realized gains	1.93		1.00	1.15	1.25	1.24	0.36

Total distributions	2.00		1.09	1.24	1.36	1.33	0.44

Net asset value, end of period	$14.45		$17.24	$15.48	$14.06	$13.46	$14.82

Total Return(a)	(2.23)%		19.37%	20.84%	14.99%	(0.77)%	19.56%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$9,501		$17,298	$16,136	$11,547	$5,820	$3,836

Ratios to average net assets:
Net expenses	0.63	%***	0.63%	0.63%	0.63%	0.63%	0.62	%(b)
Gross expenses	0.63	%***	0.63%	0.63%	0.63%	0.63%	0.62%
Net investment income	0.37	%***	0.43%	0.62%	0.67%	0.61%	0.69%
Portfolio turnover rate	15%		21%	24%	21%	21%	21%

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	49

State Street Institutional Small-Cap Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/19†		9/30/18	9/30/17	9/30/16		9/30/15**	9/30/14**
Inception date								8/3/98

Net asset value, beginning of period	$21.94		$20.79	$17.96	$17.18		$19.32	$20.19

Income/(loss) from investment operations:
Net investment income	0.04	*	0.03 *	0.05 *	0.04	*	0.03 *	0.01	*
Net realized and unrealized gains/(losses) on investments	(2.38	)*	2.95 *	3.42 *	2.79	*	(0.08)*	1.12	*

Total income/(loss) from investment operations	(2.34)		2.98	3.47	2.83		(0.05)	1.13

Less distributions from:
Net investment income	0.04		0.04	0.04	0.03		0.02	0.02
Net realized gains	2.86		1.79	0.60	2.02		2.07	1.98

Total distributions	2.90		1.83	0.64	2.05		2.09	2.00

Net asset value, end of period	$16.70		$21.94	$20.79	$17.96		$17.18	$19.32

Total Return(a)	(8.09)%		15.47%	19.65%	18.24%		(0.90)%	5.61%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,307,755		$1,528,575	$1,464,018	$1,298,789		$1,171,984	$1,264,304

Ratios to average net assets:
Net expenses	0.89	%***	0.88%	0.88%	0.89%		0.89%	0.88	%(b)
Gross expenses	0.89	%***	0.88%	0.88%	0.89%		0.89%	0.88%
Net investment income	0.41	%***	0.14%	0.27%	0.25%		0.17%	0.07%
Portfolio turnover rate	15%		38%	34%	33%		40%	37%

	Service Class
	3/31/19†		9/30/18	9/30/17	9/30/16		9/30/15**	9/30/14**
Inception date								9/30/05

Net asset value, beginning of period	$21.93		$20.79	$17.98	$17.21		$19.37	$20.27

Income/(loss) from investment operations:
Net investment income (loss)	0.01	*	(0.02)*	0.01 *	(0.00	)*(c)	(0.01)*	(0.04	)*
Net realized and unrealized gains/(losses) on investments	(2.36	)*	2.95 *	3.41 *	2.80	*	(0.08)*	1.12	*

Total income/(loss) from investment operations	(2.35)		2.93	3.42	2.80		(0.09)	1.08

Less distributions from:
Net investment income	0.02		—	0.01	0.01		—	—
Net realized gains	2.86		1.79	0.60	2.02		2.07	1.98

Total distributions	2.88		1.79	0.61	2.03		2.07	1.98

Net asset value, end of period	$16.70		$21.93	$20.79	$17.98		$17.21	$19.37

Total Return(a)	(8.20)%		15.14%	19.38%	17.96%		(1.12)%	5.32%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,410		$2,671	$2,373	$2,579		$1,741	$71

Ratios to average net assets:
Net expenses	1.14	%***	1.13%	1.13%	1.14%		1.14%	1.13	%(b)
Gross expenses	1.14	%***	1.13%	1.13%	1.14%		1.14%	1.13%
Net investment income (loss)	0.16	%***	(0.11)%	0.03%	(0.00	)%(d)	(0.07)%	(0.19)%
Portfolio turnover rate	15%		38%	34%	33%		40%	37%

The accompanying Notes are an integral part of these financial statements.

50	Financial Highlights

State Street Institutional International Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/19†		9/30/18	9/30/17	9/30/16	9/30/15**	9/30/14**
Inception date							11/25/97

Net asset value, beginning of period	$13.37		$13.42	$11.83	$11.41	$12.72	$12.71

Income/(loss) from investment operations:
Net investment income	0.05	*	0.23 *	0.17 *	0.20 *	0.18 *	0.30	*
Net realized and unrealized gains/(losses) on investments	(0.43	)*	(0.09)*	1.63 *	0.40 *	(1.15)*	(0.08	)*

Total income/(loss) from investment operations	(0.38)		0.14	1.80	0.60	(0.97)	0.22

Less distributions from:
Net investment income	0.32		0.19	0.21	0.18	0.34	0.21

Total distributions	0.32		0.19	0.21	0.18	0.34	0.21

Net asset value, end of period	$12.67		$13.37	$13.42	$11.83	$11.41	$12.72

Total Return(a)	(2.58)%		1.01%	15.58%	5.32%	(7.80)%	1.69%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$69,654		$1,095,253	$1,213,757	$1,238,011	$1,284,412	$1,724,647

Ratios to average net assets:
Net expenses	0.56	%***	0.57%	0.57%	0.57%	0.56%	0.56	%(b)
Gross expenses	0.62	%***	0.57%	0.57%	0.57%	0.56%	0.56%
Net investment income	0.77	%***	1.68%	1.40%	1.73%	1.38%	2.29%
Portfolio turnover rate	12%		24%	30%	33%	26%	39%

	Service Class
	3/31/19†		9/30/18	9/30/17	9/30/16	9/30/15**	9/30/14**
Inception date							1/3/01

Net asset value, beginning of period	$13.28		$13.34	$11.76	$11.33	$12.62	$12.61

Income/(loss) from investment operations:
Net investment income	0.08	*	0.20 *	0.14 *	0.17 *	0.08 *	0.26	*
Net realized and unrealized gains/(losses) on investments	(0.46	)*	(0.10)*	1.63 *	0.40 *	(1.06)*	(0.08	)*

Total income/(loss) from investment operations	(0.38)		0.10	1.77	0.57	(0.98)	0.18

Less distributions from:
Net investment income	0.26		0.16	0.19	0.14	0.31	0.17

Total distributions	0.26		0.16	0.19	0.14	0.31	0.17

Net asset value, end of period	$12.64		$13.28	$13.34	$11.76	$11.33	$12.62

Total Return(a)	(2.66)%		0.75%	15.33%	5.01%	(7.95)%	1.42%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$14,919		$17,820	$18,687	$17,796	$19,562	$92,749

Ratios to average net assets:
Net expenses	0.81	%***	0.82%	0.82%	0.82%	0.81%	0.81	%(b)
Gross expenses	0.98	%***	0.82%	0.82%	0.82%	0.81%	0.81%
Net investment income	1.41	%***	1.44%	1.14%	1.45%	0.63%	2.03%
Portfolio turnover rate	12%		24%	30%	33%	26%	39%

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	51

State Street Active Core Bond Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/19†		9/30/18	9/30/17	9/30/16	9/30/15**	9/30/14**
Inception date							11/21/97

Net asset value, beginning of period	$9.07		$9.52	$9.67	$9.45	$9.51	$9.34

Income/(loss) from investment operations:
Net investment income	0.14	*	0.26 *	0.24 *	0.26 *	0.25 *	0.26	*
Net realized and unrealized gains/(losses) on investments	0.27	*	(0.38)*	(0.15)*	0.31 *	(0.05)*	0.17	*

Total income/(loss) from investment operations	0.41		(0.12)	0.09	0.57	0.20	0.43

Less distributions from:
Net investment income	0.14		0.27	0.23	0.26	0.26	0.26
Net realized gains	—		0.06	0.01	0.09	—	—

Total distributions	0.14		0.33	0.24	0.35	0.26	0.26

Net asset value, end of period	$9.34		$9.07	$9.52	$9.67	$9.45	$9.51

Total Return(a)	4.59%		(1.35)%	0.98%	6.18%	2.05%	4.61%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$227,169		$221,201	$220,157	$298,908	$291,252	$322,946

Ratios to average net assets:
Net expenses	0.25	%***	0.25%	0.24%	0.24%	0.23%	0.23	%(b)
Gross expenses	0.25	%***	0.25%	0.24%	0.24%	0.23%	0.23%
Net investment income	3.05	%***	2.83%	2.56%	2.79%	2.65%	2.73%
Portfolio turnover rate	192%		181%	326%	219%	297%	308%

	Service Class
	3/31/19†		9/30/18	9/30/17	9/30/16	9/30/15**	9/30/14**
Inception date							9/30/05

Net asset value, beginning of period	$9.28		$9.73	$9.89	$9.66	$9.72	$9.55

Income/(loss) from investment operations:
Net investment income	0.13	*	0.24 *	0.22 *	0.25 *	0.23 *	0.24	*
Net realized and unrealized gains/(losses) on investments	0.27	*	(0.38)*	(0.16)*	0.31 *	(0.05)*	0.17	*

Total income/(loss) from investment operations	0.40		(0.14)	0.06	0.56	0.18	0.41

Less distributions from:
Net investment income	0.13		0.25	0.21	0.24	0.24	0.24
Net realized gains	—		0.06	0.01	0.09	—	—

Total distributions	0.13		0.31	0.22	0.33	0.24	0.24

Net asset value, end of period	$9.55		$9.28	$9.73	$9.89	$9.66	$9.72

Total Return(a)	4.39%		(1.51)%	0.65%	5.95%	1.81%	4.32%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$82		$80	$90	$181	$248	$327

Ratios to average net assets:
Net expenses	0.50	%***	0.50%	0.49%	0.49%	0.48%	0.48	%(b)
Gross expenses	0.50	%***	0.50%	0.49%	0.49%	0.48%	0.48%
Net investment income	2.80	%***	2.57%	2.28%	2.58%	2.40%	2.47%
Portfolio turnover rate	192%		181%	326%	219%	297%	308%

The accompanying Notes are an integral part of these financial statements.

52	Financial Highlights

State Street Institutional Funds

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(c)	Less than $0.005.
(d)	Less than 0.005%.
†	Unaudited.
*	Per share values have been calculated using the average share method.
**	Beginning with the year ended September 30, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
***	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	53

State Street Institutional Funds

Statements of Assets and Liabilities — March 31, 2019 (Unaudited)

	State Street Institutional U.S. Equity Fund	State Street Institutional Premier Growth Equity Fund	State Street Institutional Small-Cap Equity Fund
Assets
Investments in securities, at fair value (cost $328,108,003; $233,426,258; $1,007,806,402; $73,537,843; and $221,425,795, respectively)	$405,808,224	$348,325,476	$1,239,548,979
Short-term affiliated investments, at fair value	9,031,390	13,123,854	68,800,971
Cash	28,688	—	20,757
Cash collateral on deposit with broker for future contracts	76,373	199,153	1,690,491
Cash collateral on deposit with broker for swap contracts	—	—	—
Foreign currency (cost $0; $0; $0; $10; and $0, respectively)	—	—	—
Receivable for investments sold	1,066,027	1,425,720	3,325,367
Income receivables	297,068	71,551	935,878
Receivable for fund shares sold	—	125,475	841,830
Income receivable from affiliated investments	20,433	22,767	135,127
Receivable for accumulated variation margin on swaps	—	—	—
Receivable for accumulated variation margin on futures contracts	—	54,445	—

Total assets	416,328,203	363,348,441	1,315,299,400

Liabilities
Distribution payable to shareholders	—	—	—
Net cash collateral on futures contracts due to broker	—	—	—
Payable for investments purchased	2,203,812	2,732,852	3,886,202
Payable for fund shares redeemed	130,157	435,394	5,519
Payable for accumulated variation margin on swaps	—	—	—
Payable for accumulated variation margin on futures contracts	573	—	249,675
Payable to the Adviser	128,578	113,148	983,064
Accrued other expenses	1,665	106	9,689
Distribution and service fees	18	2,014	511
Accrued foreign capital gains tax	—	—	—
Written options (premiums received $0; $0; $0; $0; and $4,255, respectively)	—	—	—

Total liabilities	2,464,803	3,283,514	5,134,660

Net Assets	$413,863,400	$360,064,927	$1,310,164,740

Net Assets Consist of:
Capital paid in	$332,633,276	$235,842,584	$1,071,117,733
Total distributable earnings (loss)	$81,230,124	$124,222,343	$239,047,007

Net Assets	$413,863,400	$360,064,927	$1,310,164,740

Investment Class:
Net Assets	$413,780,246	$350,563,733	$1,307,755,023
Shares outstanding ($0.001 par value, unlimited shares authorized)	35,671,903	23,902,895	78,316,815
Net asset value, offering and redemption price per share	$11.60	$14.67	$16.70

Service Class:
Net Assets	$83,154	$9,501,194	$2,409,717
Shares outstanding ($0.001 par value, unlimited shares authorized)	6,618	657,461	144,312
Net asset value, offering and redemption price per share	$12.57	$14.45	$16.70

The accompanying Notes are an integral part of these financial statements.

54	Statements of Assets and Liabilities

State Street Institutional International Equity Fund	State Street Active Core Bond Fund

$81,390,042	$225,109,338
1,958,464	52,013,635
1,489	295,317
70,117	—
—	14,144
10	—
—	53,159,074
1,442,830	1,373,799
—	459,212
4,514	97,344
—	540,846
22,869	227,848

84,890,335	333,290,557

—	180
—	562,003
184,099	104,828,404
8,250	79,784
—	499,710
—	—
36,572	45,537
10,598	18,984
3,171	17
73,846	—
—	4,469

316,536	106,039,088

$84,573,799	$227,251,469

$175,109,082	$229,271,571
$(90,535,283)	$(2,020,102)

$84,573,799	$227,251,469

$69,654,359	$227,169,181
5,499,275	24,324,084
$12.67	$9.34

$14,919,440	$82,288
1,180,666	8,613
$12.64	$9.55

The accompanying Notes are an integral part of these financial statements.

Statements of Assets and Liabilities	55

State Street Institutional Funds

Statements of Operations — For the period ended March 31, 2019 (Unaudited)

	State Street Institutional U.S. Equity Fund	State Street Institutional Premier Growth Equity Fund	State Street Institutional Small-Cap Equity Fund

Investment Income
Income
Dividend	$3,417,664	$1,626,823	$7,808,398
Interest	—	—	—
Income from affiliated investments	114,491	111,753	678,994
Less: Foreign taxes withheld	—	—	(28,423)

Total income	3,532,155	1,738,576	8,458,969

Expenses
Advisory and administration fees	752,858	645,659	5,752,264
Distribution and service fees
Service Class	112	14,579	2,893
Trustees’ fees	19,531	14,238	52,388
Other expenses	37	23	13

Total expenses before waivers	772,538	674,499	5,807,558

Less: Expenses waived or borne by the adviser	—	—	—

Net expenses	772,538	674,499	5,807,558

Net investment income	$2,759,617	$1,064,077	$2,651,411

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$22,510,776	$12,963,898	$25,510,053
Futures	67	(401,382)	(1,513,163)
Written options	—	—	—
Swap contracts	—	—	—
Foreign currency transactions	(597)	—	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(37,566,339)	(21,847,802)	(153,674,114)
Futures	(23,867)	94,018	(135,293)
Written options	—	—	—
Swap contracts	—	—	—
Foreign currency translations	—	—	—

Net realized and unrealized gain (loss) on investments	(15,079,960)	(9,191,268)	(129,812,517)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(12,320,343)	$(8,127,191)	$(127,161,106)

*	Includes $55,802,499 of net realized gains from redemption in-kind. (See Note 7)

The accompanying Notes are an integral part of these financial statements.

56	Statements of Operations

State Street Institutional International Equity Fund	State Street Active Core Bond Fund

$1,735,607	$8,948
—	3,211,019
93,960	413,849
(111,257)	—

1,718,310	3,633,816

732,428	264,252

19,202	100
43,576	10,462
2,070	—

797,276	274,814

(77,627)	—

719,649	274,814

$998,661	$3,359,002

$60,715,346 *	$88,196
(469,708)	181,427
—	20,251
—	48,803
206,741	—

(151,470,096)	5,972,151
(114,853)	562,226
—	(12,122)
—	(323,087)
(13,983)	—

(91,146,553)	6,537,845

$(90,147,892)	$9,896,847

The accompanying Notes are an integral part of these financial statements.

Statements of Operations	57

State Street Institutional Funds

Statements of Changes in Net Assets

	State Street Institutional U.S. Equity Fund		State Street Institutional Premier Growth Equity Fund
	Six Months Ended March 31, 2019*	Year Ended September 30, 2018	Six Months Ended March 31, 2019*	Year Ended September 30, 2018
Increase (Decrease) in Net Assets

Operations:
Net investment income	$2,759,617	$5,795,349	$1,064,077	$2,580,431
Net realized gain (loss) on investments, futures, written options, swap contracts and foreign currency transactions	22,510,246	29,590,900	12,562,516	42,497,091
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, written options, swap contracts and foreign currency translations	(37,590,206)	38,467,473	(21,753,784)	24,254,794

Net increase (decrease) from operations	(12,320,343)	73,853,722	(8,127,191)	69,332,316

Distributions to shareholders:
Total distributions
Investment Class	(51,146,504)	(101,975,515)	(42,353,247)	(25,180,960)
Service Class	(11,658)	(22,854)	(1,739,540)	(1,123,407)

Increase (decrease) in assets from operations and distributions	(63,478,505)	(28,144,647)	(52,219,978)	43,027,949

Share transactions:
Proceeds from sale of shares
Investment Class	5,508,116	53,698,946	20,109,892	42,754,466
Service Class	2,305	16,622	886,060	1,779,379
Value of distributions reinvested
Investment Class	50,829,580	101,485,174	42,353,031	23,561,689
Service Class	11,658	22,854	1,739,540	1,123,407
Cost of shares redeemed
Investment Class	(101,752,748)	(66,216,987)	(27,573,142)	(102,892,357)
Service Class	(19,590)	(22,607)	(7,606,180)	(3,530,884)

Net increase (decrease) from share transactions	(45,420,679)	88,984,002	29,909,201	(37,204,300)

Total increase (decrease) in net assets	(108,899,184)	60,839,355	(22,310,777)	5,823,649

Net Assets
Beginning of period	522,762,584	461,923,229	382,375,704	376,552,055

End of period	$413,863,400	$522,762,584	$360,064,927	$382,375,704

Changes in Fund Shares
Investment Class
Shares sold	463,185	4,011,006	1,451,421	2,655,077
Issued for distributions reinvested	5,160,363	8,224,082	3,480,118	1,535,964
Shares redeemed	(7,977,161)	(5,098,707)	(1,901,452)	(6,288,782)

Net increase (decrease) in fund shares	(2,353,613)	7,136,381	3,030,087	(2,097,741)

Service Class
Shares sold	174	1,035	61,064	111,196
Issued for distributions reinvested	1,092	1,727	144,962	74,152
Shares redeemed	(1,736)	(1,715)	(552,165)	(224,132)

Net increase (decrease) in fund shares	(470)	1,047	(346,139)	(38,784)

*	Unaudited.

The accompanying Notes are an integral part of these financial statements.

58	Statements of Changes in Net Assets

State Street Institutional Small-Cap Equity Fund		State Street Institutional International Equity Fund		State Street Active Core Bond Fund
Six Months Ended March 31, 2019*	Year Ended September 30, 2018	Six Months Ended March 31, 2019*	Year Ended September 30, 2018	Six Months Ended March 31, 2019*	Year Ended September 30, 2018

$2,651,411	$2,074,516	$998,661	$20,212,010	$3,359,002	$6,025,662
23,996,890	196,431,830	60,452,379	47,842,455	338,677	(3,133,938)
(153,809,407)	14,229,926	(151,598,932)	(53,805,558)	6,199,168	(5,512,915)

(127,161,106)	212,736,272	(90,147,892)	14,248,907	9,896,847	(2,621,191)

(193,897,894)	(126,974,052)	(19,402,183)	(16,515,359)	(3,456,976)	(7,405,287)
(335,145)	(203,189)	(344,397)	(224,900)	(1,150)	(2,735)

(321,394,145)	85,559,031	(109,894,472)	(2,491,352)	6,438,721	(10,029,213)

20,189,278	70,899,448	2,267,403	45,266,177	28,144,828	82,798,232
177,569	239,934	82,559	468,698	—	140

193,897,894	126,017,253	19,401,437	16,514,923	3,457,131	7,405,233
335,145	203,189	343,612	224,900	1,150	2,735

(114,065,764)	(217,765,972)	(938,356,895)	(177,858,832)	(32,069,794)	(79,134,378)
(220,712)	(298,248)	(2,343,195)	(1,494,939)	(1,253)	(8,782)

100,313,410	(20,704,396)	(918,605,079)	(116,879,073)	(467,938)	11,063,180

(221,080,735)	64,854,635	(1,028,499,551)	(119,370,425)	5,970,783	1,033,967

1,531,245,475	1,466,390,840	1,113,073,350	1,232,443,775	221,280,686	220,246,719

$1,310,164,740	$1,531,245,475	$84,573,799	$1,113,073,350	$227,251,469	$221,280,686

1,148,563	3,446,837	186,687	3,314,879	3,093,074	8,988,122
13,849,850	6,509,156	1,670,182	1,223,328	378,606	799,321
(6,351,639)	(10,693,711)	(78,290,339)	(13,035,153)	(3,528,057)	(8,541,774)

8,646,774	(737,718)	(76,433,470)	(8,496,946)	(56,377)	1,245,669

10,206	11,853	6,926	34,628	—	14
23,922	10,479	29,931	16,734	123	288
(11,595)	(14,674)	(198,017)	(109,917)	(135)	(931)

22,533	7,658	(161,160)	(58,555)	(12)	(629)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	59

State Street Institutional Funds

Notes to Financial Statements — March 31, 2019 (Unaudited)

1.	Organization of the Funds

State Street Institutional Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. It is currently comprised of the following five series (each, a “Fund” and collectively, the “Funds”): State Street Institutional U.S. Equity Fund, State Street Institutional Premier Growth Equity Fund, State Street Institutional Small-Cap Equity Fund, State Street Institutional International Equity Fund and State Street Active Core Bond Fund. Each Fund presently offers two classes of shares — the Investment Class and the Service Class. The Trust expects that most of the time, each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current summary prospectus for each Fund and in the Funds’ statutory prospectus). Each Fund is a diversified investment company within the meaning of the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

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•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation, the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2019 is disclosed in each Fund’s respective Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

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Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Each Fund pays a “unitary fee” to SSGA FM equivalent to the Fund’s advisory and administration fee. This fee includes all operating expenses payable by each Fund, except for fees and expenses associated with the Trust’s independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).

Foreign Currency Translation  The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Distributions  Distributions from net investment income, if any, are declared and paid annually for all Funds except the State Street Active Core Bond Fund. The State Street Active Core Bond Fund declares them daily and pays them monthly.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

A Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

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Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

4.	Derivative Financial Instruments

Futures Contracts  Each Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended March 31, 2019, the following Funds entered into futures contracts for strategies listed below:

Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Premier Growth Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
State Street Institutional International Equity Fund	Equitization of Cash
State Street Active Core Bond Fund	Management of Interest Rate Risk

Options on Futures Contracts  Each Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended March 31, 2019, the State Street Active Core Bond Fund purchased and wrote options in order to manage interest rate risk.

Credit Default Swaps  During the period ended March 31, 2019, the State Street Active Core Bond Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the

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Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps  Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended March 31, 2019, the State Street Active Core Bond Fund entered into interest rate swaps in order to manage exposure to interest rates.

The following tables summarize the value of the Funds’ derivative instruments as of March 31, 2019 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Institutional Premier Growth Equity Fund
Futures Contracts	$—	$—	$—	$54,445	$—	$54,445
State Street Institutional International Equity Fund
Futures Contracts	$—	$—	$—	$22,869	$—	$22,869
State Street Active Core Bond Fund
Futures Contracts	$227,848	$—	$—	$—	$—	$227,848
Swap Contracts	—	—	540,846	—	—	540,846
Purchased Option Contracts(a)	10,957	—	—	—	—	10,957

(a)	Purchased options are included in investments in securities.

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Notes to Financial Statements, continued — March 31, 2019 (Unaudited)

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$(573)	$—	$(573)
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	$(249,675)	$—	$(249,675)
State Street Active Core Bond Fund
Swap Contracts	$(499,710)	$—	$—	$—	$—	$(499,710)
Written Option Contracts	(214)	—	—	—	—	(214)

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$67	$—	$67
State Street Institutional Premier Growth Equity Fund
Futures Contracts	$—	$—	$—	$(401,382)	$—	$(401,382)
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	$(1,513,163)	$—	$(1,513,163)
State Street Institutional International Equity Fund
Futures Contracts	$—	$—	$—	$(469,708)	$—	$(469,708)
State Street Active Core Bond Fund
Futures Contracts	$181,427	$—	$—	$—	$—	$181,427
Swap Contracts	(26,558)	—	75,361	—	—	48,803
Purchased Option Contracts(a)	(160,483)	—	—	—	—	(160,483)
Written Option Contracts	20,251	—	—	—	—	20,251

(a)	Purchased options are included in net realized gain (loss) from investments.

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$(23,867)	$—	$(23,867)
State Street Institutional Premier Growth Equity Fund
Futures Contracts	$—	$—	$—	$94,018	$—	$94,018
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	$(135,293)	$—	$(135,293)

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Notes to Financial Statements, continued — March 31, 2019 (Unaudited)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Institutional International Equity Fund
Futures Contracts	$—	$—	$—	$(114,853)	$—	$(114,853)
State Street Active Core Bond Fund
Futures Contracts	$562,226	$—	$—	$—	$—	$562,226
Swap Contracts	(356,428)	—	33,341	—	—	(323,087)
Purchased Option Contracts(b)	96,034	—	—	—	—	96,034
Written Option Contracts	(12,122)	—	—	—	—	(12,122)

(b)	Purchased options are included in net unrealized appreciation (depreciation) from investments.

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:

Fund	Average Daily Net Assets of Fund	Management Fee

State Street Institutional U.S. Equity Fund	First $25 million	0.55%

State Street Institutional Premier Growth Equity Fund	Next $25 million	0.45%

	Over $50 million	0.35%

State Street Institutional Small-Cap Equity Fund	First $250 million	0.95%

	Next $250 million	0.90%

	Over $500 million	0.85%

State Street Institutional International Equity Fund	First $25 million	0.75%

	Next $50 million	0.65%

	Over $75 million	0.55%

State Street Active Core Bond Fund	First $25 million	0.35%

	Next $25 million	0.30%

	Next $50 million	0.25%

	Over $100 million	0.20%

Each Fund’s Management Fee is a “unitary” fee that includes all operating expenses payable by the Fund, except for fees and expenses associated with the Trust’s independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).

Effective October 30, 2018, SSGA FM is contractually obligated, until January 31, 2020 (i) to waive up to the full amount of the advisory fee payable by the State Street Institutional International Equity Fund and/or (ii) to reimburse the Fund for expenses to the extent that the Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, distribution and shareholder servicing fees) exceed 0.55% of average daily net assets on an annual basis (the “Fee Reduction Arrangement”). This Fee Reduction Arrangement may not be terminated prior to January 31, 2020, except with approval of the Board.

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Distribution and Shareholder Servicing Fees  The Funds have adopted a Shareholder Servicing and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Service Class shares of each Fund. Each Fund pays State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the Funds’ principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of 0.25% of the average daily net assets of such Fund attributable to the Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.

Other Transactions with Affiliates  The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2019 are disclosed in the Schedules of Investments.

Due to Custodian  In certain circumstances, the Funds may have cash overdrafts with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street Bank and Trust Company as custodian who is an affiliate of the Funds.

6.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended March 31, 2019 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales

State Street Institutional U.S. Equity Fund	$—	$—	$79,788,964	$159,818,684
State Street Institutional Premier Growth Equity Fund	—	—	52,159,031	60,018,040
State Street Institutional Small-Cap Equity Fund	—	—	195,708,847	258,537,572
State Street Institutional International Equity Fund	—	—	25,294,045	64,663,121
State Street Active Core Bond Fund	383,492,435	364,393,786	33,808,001	51,827,650

Redemption In-Kind  In accordance with guidelines described in a Fund’s prospectus, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, a Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. These reclassifications have no effect on net assets or NAV per share. The net realized in-kind gains or losses for the period ended March 31, 2019, are disclosed in the Statements of Operations.

During the period ended March 31, 2019, the State Street Institutional International Equity Fund had a redemption in-kind that resulted in a redemption from the Fund of $919,887,389. The redemption was paid in securities and cash in the amounts of $845,305,430 and $74,581,959, respectively.

8.	Income Taxes

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three

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Notes to Financial Statements, continued — March 31, 2019 (Unaudited)

years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)

State Street Institutional U.S. Equity Fund	$339,443,911	$88,899,957	$(13,504,829)	$75,395,128
State Street Institutional Premier Growth Equity Fund	248,361,448	125,797,374	(12,655,095)	113,142,279
State Street Institutional Small-Cap Equity Fund	1,088,309,817	301,514,874	(81,724,955)	219,789,919
State Street Institutional International Equity Fund	87,489,756	1,135,421	(5,253,744)	(4,118,323)
State Street Institutional Active Core Bond Fund	273,169,975	4,287,474	(422,525)	3,864,949

9.	Line of Credit

The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires October 10, 2019 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Funds had no outstanding loans as of March 31, 2019.

10.	Risks

Concentration Risk  As a result of a Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund’s investments more than if a Fund was more broadly diversified.

Interest Rate Risk  Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Although governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates, the U.S. Federal Reserve has recently begun to raise interest rates and may continue to do so. Thus, a Fund currently faces a heightened level of interest rate risk.

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk  In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

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11.	Recent Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.

Effective April 30, 2019, SSGA FM is contractually obligated until April 30, 2020 to waive its management fee and/or reimburse certain expenses for the State Street Active Core Bond Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s holdings in acquired funds for cash management purpose, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2020 except with approval of the Board.

Notes to Financial Statements	69

State Street Institutional Funds

Special Meeting of Shareholders — Voting Results (Unaudited)

A special meeting of shareholders of State Street Institutional Funds (the “Trust”) was held on January 10, 2019 to elect the following six nominees as Trustees of the Trust: Michael F. Holland, Michael A. Jessee, Ellen M. Needham, Patrick J. Riley, Richard D. Shirk and Rina K. Spence. At the meeting the following votes were recorded:

Nominee	Shares For	Shares Withheld

Michael F. Holland	79,478,722.950	971,058.421
Michael A. Jessee	79,785,213.118	664,568.253
Ellen M. Needham	79,788,777.046	661,004.325
Patrick J. Riley	79,785,213.118	664,568.253
Richard D. Shirk	79,785,213.118	664,568.253
Rina K. Spence	79,788,777.046	661,004.325

The other Trustees whose term of office continued after the meeting are as follows: Jeanne M. La Porta, John R. Costantino and Donna M. Rapaccioli.

70	Special Meeting of Shareholders — Voting Results

State Street Institutional Funds

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Record

The Funds have adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Funds’ website at http://www.ssga.com/geam, and (iii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Funds’ fiscal first and third quarter-end, a complete schedule of investments is filed with the SEC on Form N-Q or Form N-Port (available for filings after March 31, 2019) which can be found on the SEC’s website at www.SEC.gov. The Funds’ portfolio holdings are available (i) upon request, without charge, by calling 1-800-242-0134 (toll free) and (ii) on the Funds’ website at http://www.ssga.com/geam/.

Other Information	71

State Street Institutional Funds

Trustees:

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers:

Jeanne M. La Porta, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse Hallee, Secretary

Khimmara Greer, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, Massachusetts 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET INSTITUTIONAL FUNDS

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President (Principal Executive Officer)

Date:	May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President (Principal Executive Officer)

Date:	May 30, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial Officer)